--------------------------------------------------------------------------------
                               Registration No.
                                                        Filed December 8__, 1995
--------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   X
                                                        -----
     Pre-Effective Amendment No.
                                                        -----
     Post-Effective Amendment No.
                                                        -----

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
     ACT OF 1940                                          X
                                                        -----
     AMENDMENT NO.
                                                        -----

                           ------------------------

                        THE NAVELLIER PERFORMANCE FUNDS
                        920 Incline Way, Building No. 1
                         Incline Village, Nevada 89450
                                (702) 831-7800

                              Agent for Service:
                               SAMUEL KORNHAUSER
                        155 Jackson Street, Suite 1807
                        San Francisco, California 94111

It is proposed that this filing will become effective (check appropriate box)

     [ ] immediately upon filing pursuant to Rule 485 paragraph (b)(1)(vii)

     [X] on 1/1/96 pursuant to Section 8(a), Securities Act of 1933

     [ ] 60 days after filing pursuant to paragraph (a)(i)

     [ ] on (date) pursuant to paragraph (a)(i)

     [ ] 75 days after filing pursuant to paragraph (a)(ii)

     [ ] on (date) pursuant to paragraph (a)(ii) of the rule 485

______________________________________________________________________________
Registrant has declared that it has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Investment Company Act Rule 24f-2 and that the Rule 24f-2 Notice for Registrant's fiscal year 1996 will be filed on or before the date it is due.

                        THE NAVELLIER PERFORMANCE FUNDS

                                    CONTENTS

This Registration Statement on Form N-1A consists of the following:

     1.   Facing Sheet
     2.   Contents
     3.   Cross-Reference Sheet
     4.   Part A - Prospectus for all shares of The Navellier Performance Funds
     5.   Part B - Statement of Additional Information for all shares of The
                   Navellier Performance Funds
     6.   Part C - Other Information
     7.   Signature Sheet
     8.   Exhibits

                             CROSS-REFERENCE SHEET

                                     Part A
                                     ------


Form N-1A Item Number                         Prospectus Caption
---------------------                         ------------------
1.      Cover Page                            Cover Page

2.      Synopsis                              Summary of Fund Expenses

3.      Condensed Financial Information       Condensed Financial Information -
                                              Financial Highlights

4.      General Description of Registrant     Investment Objectives and Policies,
                                              General Information, Risk Considerations

5.      Management of Registrant              Management of the Fund

5A.     Management's Discussion of Fund       N/A
          Performance

6.      Capital Stock and Other Securities    General Information

7.      Purchases of Securities               Management of the Fund
          Being Offered
                                              How to Buy Shares

                                              Dividend Reinvestment

                                              Distribution Fees

8.      Redemption or Repurchase              How to Redeem Shares

9.      Legal Proceedings                     NA

                  Part B - Statement of Additional Information
                  --------------------------------------------

Form N-1A Item Number
---------------------
10.      Cover Page                           Cover Page

11.      Table of Contents                    Table of Contents

12.      General Information and History      NA

13.      Investment Objectives and Policies   Investment Objective and Policies
                                              Investment Restrictions

14.      Management of the Fund               Management

15.      Control Persons and Principal        Management
           Holders of Securities

16.      Investment Advisory                  Management of the Fund
           and Other Services                 Management

                                              Distribution Plan

                                              Other Information

17.      Brokerage Allocation and             Portfolio Transactions
           Other Practices                    Management of the Fund

18.      Capital Stock and Other              General Information
           Securities

19.      Purchase, Redemption and Pricing     How to Buy Shares
           of Securities Being Offered        Net Asset Value

20.      Tax Statutes                         Dividends, Distributions, and Taxes

21.      Underwriters                         Management
                                              Distribution Plan

22.      Calculation of Performance Data      Performance Information

23.      Financial Statements                 Financial Statements

                                    Part C
                                    ------

     Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

                        THE NAVELLIER PERFORMANCE FUNDS

     The Navellier Performance Funds (the "Fund") is an open-end management investment company which offers its shares in a series of no load non-diversified and diversified portfolios. The Fund is presently offering its shares in the first Portfolio: the Navellier Aggressive Growth Portfolio ("Aggressive Growth") - a non-diversified open-end management portfolio. Additional non-diversified or diversified portfolios may be added to the Fund in the future.

Investment Objectives
---------------------

     The Aggressive Growth Portfolio invests in securities traded in all United States markets and may invest up to 10% of its assets in the shares of a single issuer or up to 25% of its assets in any one industry. It seeks capital appreciation through investments in securities which the Portfolio Manager believes are undervalued in the marketplace. Investors in the Aggressive Growth Portfolio pay no initial sales load but do pay an annual 0.25% fee ("12b-1 fee") which over a period of years could result in higher overall expenses than payment of an initial sales load. Navellier Management, Inc. is the investment advisor for each of the Portfolios of the Fund. Navellier Securities Corp. is the principal distributor of the Fund's shares.

     This Prospectus sets forth concisely the information about the Fund that a prospective investor should know before investing and should be read and retained for future reference. Each of the Portfolios of the Fund are designed for long term investors and not as trading vehicles and are not intended to present a complete investment program for the investor. An investment in any of the portfolios of the Fund involves certain speculative considerations; see "Risk Factors". There can be no assurance that the Portfolios of the Fund will achieve their investment objectives. The Aggressive Growth Portfolio employs an aggressive investment strategy that has the potential for yielding high returns. However, share prices of the Aggressive Growth Portfolio may also experience substantial fluctuations including declines so that your shares may be worth less than when you originally purchased them. The Aggressive Growth Portfolio seeks long term growth, does not attempt to maintain a balanced Portfolio, and its performance may fluctuate due to the possibility of greater concentration of investment of the Portfolio's assets in a single issuer or industry. A Statement of Additional Information about the Fund has been filed with the Securities and Exchange Commission and is available upon request and without charge by calling or writing The Navellier Performance Funds c/o Navellier Securities Corp., Call Box 10012, Incline Village, Nevada 89450-1012; Telephone:
1-800-887-8671. The Statement of Additional Information bears the same date as this Prospectus and is incorporated by reference into this Prospectus in its entirety.

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     NO DEALER, SALESMAN, OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND, ITS INVESTMENT ADVISER, OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY STATE TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH AN OFFER IN SUCH STATE.

                       Distributor and Sales Information
                       ---------------------------------

                           Navellier Securities Corp.
                                 Call Box 10012
                        Incline Village, NV  89450-1012
                                 1-800-887-8671

                 The date of this Prospectus is January 1, 1996

                               TABLE OF CONTENTS

SHAREHOLDER TRANSACTION EXPENSES
AND ANNUAL FUND OPERATING EXPENSES..........    1

SUMMARY.....................................    3

INVESTMENT OBJECTIVES AND POLICIES..........    5

SPECIAL INVESTMENT METHODS AND RISKS........    6

INVESTMENT RESTRICTIONS.....................    8

RISK FACTORS................................    9

PERFORMANCE AND YIELD.......................   11

MANAGEMENT OF THE FUND......................   12

EXPENSES OF THE FUND........................   13

REPORTS AND INFORMATION.....................   15

DESCRIPTION OF SHARES.......................   15

DIVIDENDS AND DISTRIBUTIONS.................   16

TAXES.......................................   17

PURCHASE AND PRICING OF SHARES..............   19

REDEMPTION OF SHARES........................   22

CERTAIN SERVICES PROVIDED TO SHAREHOLDERS...   24

ADDITIONAL INFORMATION......................   25

ASSENT TO TRUST INSTRUMENT..................   25

                       SHAREHOLDER TRANSACTION EXPENSES
                      AND ANNUAL FUND OPERATING EXPENSES

                                      NAVELLIER
                                      AGGRESSIVE GROWTH
                                      PORTFOLIO
                                      ---------

SHAREHOLDER TRANSACTION EXPENSES/1/
--------------------------------

Maximum Sales Load Imposed on Purchases (as a
percentage of offering price)..........................................      0%
Maximum Sales Load Imposed on Reinvested
Dividends..............................................................    None
Redemption Fees........................................................    None
Annual 12b-1 Fee/2/....................................................   0.25%
Exchange Fee/3/........................................................    0-$5

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF
--------------------------------------------------
AVERAGE NET ASSETS)
-------------------

Management Fees/4/.....................................................  1.25%
12b-1 Fees/2/..........................................................  0.25%
Other Expenses/5/......................................................  0.50%
                                                                         -----
Total Fund Operating Expenses/6/.......................................  2.00%
                                                                         =====

______________________

     /1/ The above table of fees and other expenses is provided to assist you in understanding the various potential costs and expenses that an investor in the Fund may bear directly or indirectly since the Fund has no operating history. The Investment Advisor may, but is under no obligation to, reimburse the Fund's expenses now or in the future.

     /2/ The Aggressive Growth Portfolio does not charge an initial sales load but does pay an annual 0.25% 12b-1 fee to the distributor or brokers who have signed a selling agreement with the Fund. The Fund pays these brokers or the distributor annually 0.25% of the value of the assets of the Fund which were obtained by said brokers or distributor. The fee is paid to the broker or distributor for continuous personal services by such broker or distributor to investors in the Aggressive Growth Portfolio.

     /3/ Shares of the Aggressive Growth Portfolio or any future portfolio may be exchanged for shares of any other Fund Portfolio or any portfolio of The Navellier Series Fund at net asset value without charge (up to five (5) exchanges per account). There is a charge of $5 per exchange thereafter. There are presently no other Fund Portfolios. There is one other Navellier Series Fund Portfolio - The Navellier Aggressive Small Cap Equity Portfolio.

     /4/ Represents the advisory fee paid to Navellier Management, Inc. (See "Expenses of the Fund - Compensation of the Investment Adviser".)

     /5/ Since the Fund has no operating history, this 0.50% represents an estimate of all other expenses of the Portfolio (except the 12b-1 fee).

     /6/ This includes the annual 0.25% 12b-1 fee which has the effect of increasing annual operating expenses.

EXAMPLES:

The following example indicates the direct and indirect expenses an investor (maintaining an average annual investment of $1,000) could expect to incur in a single year, and three-year period respectively:

                   Navellier
                   Aggressive
                   Growth
                   Portfolio
                   ---------
One-Year .....     $21
Three-Year .....   $64

The foregoing example assumes (a) that an investor maintains an average of $1,000 invested in the Portfolio; (b) no sales load, (c) a 5% annual return; (d) percentage amounts listed above for Annual Fund Operating Expenses remain constant (for all periods shown above); (e) reinvestment of all dividends and distributions; and (f) no exchanges between Portfolios.

     THE EXAMPLE SHOWN ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES OF THE FUND MAY BE GREATER OR LESS THAN THOSE SHOWN ABOVE.

                                    SUMMARY

THE FUND

     The Navellier Performance Funds (the "Fund") is an open-end management investment company organized as a business trust under the laws of the State of Delaware on October 17, 1995. The Fund is currently offering its shares in the first Portfolio of the Series - the Navellier Aggressive Growth Portfolio ("Aggressive Growth Portfolio"). The Aggressive Growth Portfolio is a no-load non-diversified portfolio. Investors in the Aggressive Growth Portfolio are charged a 0.25% annual 12b-1 fee.

INVESTMENT OBJECTIVES

     The Aggressive Growth Portfolio seeks capital appreciation through investment in securities which the Portfolio Manager believes are undervalued in the marketplace. The Investment Advisor can invest up to 10% of the Aggressive Growth Portfolio's assets in the stock of any single issuer or up to 25% of this Portfolio's assets in any one industry. There can be no assurance that the Portfolio will achieve its investment objectives. The Portfolio's investment objectives may not be changed without shareholder approval. This Portfolio should not be considered suitable for investors seeking current income.

INVESTMENT ADVISER

     Navellier Management, Inc. (the "Investment Adviser") administers the Fund's assets and determines which securities will be selected as investments for the Fund. Louis Navellier, the President and CEO of the Investment Advisor, refined the Modern Portfolio Theory investing strategy which is applied in managing the assets of each Portfolio. He sets the strategies and guidelines for each Portfolio and oversees the Portfolio Manager's activities. Alan Alpers is the Portfolio Manager involved in the day to day investment activities of the Aggressive Growth Portfolio. The Investment Adviser receives an annual fee, equal to 1.25% of the value of assets under management for each of the Fund portfolios, payable monthly, based upon a percentage of that Portfolio's average daily net assets. The advisory fees paid to the Investment Adviser are higher than those generally paid by most other investment companies. The Fund is paying this higher management fee based on its desire to retain Navellier Management, Inc.'s specific application of Modern Portfolio Theory, its particular method of analyzing stocks and its investment advisory services.

DISTRIBUTION OF SHARES

     Navellier Securities Corp. (the "Distributor") acts as the sole underwriter of the Fund's shares. It is a corporation wholly owned by Louis Navellier, who also owns Navellier Management, Inc., the Fund's Investment Adviser. The Distributor may sell shares of the Fund directly to investors or shares may be purchased through a network of broker-dealers selected by Distributor. The Distributor will compensate these selected dealers by paying them directly, or by allowing them to receive annually all or a portion of the 12b-1 fee.

HOW TO INVEST

     Shares of each portfolio of the Fund are continuously offered for sale by the Distributor and through selected broker-dealers. The daily public offering price for the Aggressive Growth Portfolio is the net asset value next computed after receipt of your order. Initial purchases must be at least $2,000 ($500 in the case of IRA and other retirement plans or qualifying group plans) and subsequent investments must be $100 or more.

RISK FACTORS

     Investment in any Portfolio of the Fund involves special risks and there can be no guarantee of profitability. (See "Risk Factors".)

                      INVESTMENT OBJECTIVES AND POLICIES

NAVELLIER AGGRESSIVE GROWTH PORTFOLIO

THE INVESTMENT OBJECTIVE OF THE NAVELLIER AGGRESSIVE GROWTH PORTFOLIO IS TO ACHIEVE LONG TERM GROWTH OF CAPITAL PRIMARILY THROUGH INVESTMENTS IN STOCKS OF COMPANIES WITH APPRECIATION POTENTIAL.

The Navellier Aggressive Growth Portfolio is a non-diversified Portfolio which means it may invest a larger than normal percentage of its total assets in the securities of any company or companies which the Investment Advisor believes represents an opportunity for significant capital appreciation. The Investment Advisor will not invest more than 10% of the Portfolio's assets in the stock of any single company or more than 25% of the Portfolio's assets in securities issued by companies in any one industry. Since the Investment Advisor can concentrate more of the Portfolio's assets in the stock of a single company or in the stocks of companies in a single industry, this Portfolio should be considered to offer greater potential for capital appreciation as well as greater risk of loss due to the potential concentration of assets in a single security or industry. This Portfolio because of its concentration also poses a greater potential for volatility. This Portfolio should not be considered suitable for investors seeking current income. This Portfolio may invest its assets in a broad range of companies without restriction on their capitalization. Under normal circumstances, the Aggressive Growth Portfolio will invest at least 65% of its total assets in stocks of issuers. However, that projected minimum percentage could be lowered during adverse market conditions or for defensive purposes and is not a fundamental policy of the Portfolio. Stocks of issuers include, but are not limited to, common and preferred stock, and convertible preferred stocks that are convertible into common stock. While this Portfolio intends to operate as a non-diversified open end management investment company for the purposes of the 1940 Act, it also intends to qualify as a regulated investment company under the Internal Revenue Code ("Code"). As a non-diversified investment company under the 1940 Act, the Fund may invest more than 5% and up to 25% of its assets in the securities of any one issuer at the time of purchase. However, for purposes of the Internal Revenue Code, as of the last day of any fiscal quarter, this Portfolio may not have more than 25% of its total assets invested in any one issuer, and, with respect to 50% of its total assets, the Portfolio may not have more than 5% of its total assets invested in any one issuer, nor may it own more than 10% of the outstanding voting securities of any one issuer. These limitations do not apply to investments in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities or the securities of investment companies that qualify as regulated investment companies under the Code.

     The Aggressive Growth Portfolio may also invest in debt securities and money market funds if, in the opinion of the Investment Adviser, such investment will further the investment objective of the Portfolio. In addition, when the Investment Adviser feels that market or other conditions warrant it or for temporary defensive purposes, the Aggressive Growth Portfolio may retain cash or invest all or any portion of its assets in cash equivalents, including money market mutual funds. Under normal conditions, the Portfolio's holdings in such non-equity securities should not exceed 35% of the total assets of the Portfolio. If the Fund's assets or a portion thereof are retained in cash or money market funds or money market mutual funds, such cash will, in all probability, be deposited in interest-bearing or money market accounts or money market mutual funds with Rushmore Trust and Savings, FSB, which is also the Fund's Transfer Agent and Custodian. Such cash deposits in interest bearing instruments issued by Rushmore Trust and Savings ("Transfer Agent") will only be deposited with the Transfer Agent if its interest rates, terms, and security are equal to or better than could be received by depositing such cash with another savings institution.

     It is anticipated that all of the Aggressive Growth Portfolio's investments in corporate debt securities (other than commercial paper) and preferred stocks will be represented by debt securities and preferred stocks which have, at the time of purchase, a rating within the four highest grades as determined by Moody's Investors Service, Inc. (Aaa, Aa, A, Baa) or the three highest grades determined by Standard & Poor's Corporation (AAA, AA, A). Although investment-quality securities are subject to market fluctuations, the risk of loss of income and principal is generally expected to be less than with lower quality securities. In the event the rating of a debt security or preferred stock in which the Portfolio has invested drops below investment grade, the Portfolio will promptly dispose of such investment.

     In determining the types of companies which will be suitable for investment by the Aggressive Growth Portfolio, the Investment Adviser will screen over 6,000 stocks and will take into account various factors and base its stock selection on its own model portfolio theory concepts. The Fund invests primarily in what the Investment Adviser believes are undervalued common stocks believed to have long-term growth potential. Stocks are selected on the basis of an evaluation of factors such as earnings growth, expanding profit margins, market dominance and/or factors that create the potential for market dominance, sales growth, and other factors that indicate a company's potential for growth. There are no limitations on the type, operating history, or dividend paying record of companies or industries in which the Portfolios may invest; the principal criteria for investment being that the securities provide opportunities for capital growth. The Fund will invest up to 100% of its capital in equity securities selected for their capital growth potential.

     The Investment Adviser will typically (but not always) purchase common stocks of issuers which have records of profitability and strong earnings momentum. When selecting such stocks, the issuers may be lesser known companies moving from a lower to a higher market share position within their industry groups rather than the largest and best known companies in such groups. The Investment Adviser may also purchase common stocks of well known, highly researched, large companies if the Investment Advisor believes such common stocks offer opportunity for long-term capital growth.

                      SPECIAL INVESTMENT METHODS AND RISKS

"SHORT SALES AGAINST THE BOX"

     Any Portfolio of the Fund is permitted to make short sales if at the time of the short sale the Portfolio owns or has the right to acquire a security equal in kind and amount to the security being sold short, at no additional cost. This investment technique is known as a "short sale against the box."

     In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. While the short position is maintained, the seller collateralizes its obligation to deliver the securities sold short in an amount equal to the proceeds of the short sale plus an additional margin amount established by the Board of Governors of the Federal Reserve. If the Fund engages in a short sale, the collateral account will be maintained by the Fund's custodian. While the short sale is open, the Fund will maintain, in a segregated custodial account, an amount of securities equal in kind and amount to the securities sold short or securities convertible into or exchangeable for such equivalent securities at no additional cost. These securities would constitute the Fund's long position.

     The Portfolio may make a short sale against the box, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Portfolio (or a security convertible into or exchangeable for such security), or when the Portfolio desires to sell the security it owns at a current attractive price, but also wishes to defer recognition of gain or loss for federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code. In such a case, any future losses in the Portfolio's long position should be reduced by a gain in the short position. The extent to which such gains or losses are reduced would depend upon the amount of the security sold short relative to the amount the Portfolio owns. There will be certain additional transaction costs associated with short sales against the box, but the Portfolio will endeavor to offset theses costs with income from the investment of the cash proceeds of short sales.

"SHORT-SELLING"

     Any Portfolio of the Fund may make short sales, which are transactions in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer. The Portfolio then is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Portfolio. Until the security is replaced, the Portfolio is required to pay to the lender any dividends or interest which accrue during the period of the loan. To borrow the security, the Portfolio also may be required to pay a premium, which would increase the costs of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to met margin requirements, until the short position is closed out.

     The Portfolio will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Portfolio replaces the borrowed security. The Portfolio will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Portfolio may be required to pay in connection with a short sale.

     No securities will be sold short if, after effect is given to any such short sale, the total market value of all securities sold short would exceed 25% of the value of the Portfolio's net assets. In addition, short sales of the securities of any single issuer, which must be listed on a national exchange, may not exceed 5% of the Portfolio's net assets or 5% of any class of such issuer's securities.

     The Portfolio will place in a segregated account with its custodian bank an amount of cash or U.S. government securities equal to the difference between (a) the market value of the securities sold short at the time they were sold short and (b) any cash or U.S. government securities required to be deposited as collateral with the broker in connection with the short sale (not including the proceeds from the short sale). This segregated account will be marked to market daily, provided that at no time will the amount deposited in it plus the amount deposited with the broker as collateral be less than the market value of the securities at the time they were sold short.


                            INVESTMENT RESTRICTIONS

     The Aggressive Growth Portfolio can invest up to 10% of its assets in stock of a single company and up to 25% of its assets in stock of companies in a single industry. The Portfolios of the Fund may not make investments in real estate or commodities or commodity contracts, including futures contracts, but may purchase securities of issuers which deal in real estate or commodities.
The Portfolios of the Fund are also prohibited from investing in or selling puts, calls, straddles (or any combination thereof). The Portfolios of the Fund
are also prohibited from investing in derivatives.   Each Portfolio may borrow
money only from banks for temporary or emergency (not leveraging) purposes provided that, after each borrowing, there is an asset coverage in the borrowing Portfolio of at least 300%. In order to secure any such borrowing, the borrowing Portfolio may pledge, mortgage, or hypothecate up to 10% of the market value of the assets of the Portfolio. The investment by the Portfolio in securities, including American Depository Receipts, of issuers or any governmental entity or political subdivision thereof, located, incorporated or organized outside of the United States is limited to 25% of the net asset value of the Portfolio, provided that no such foreign securities may be purchased unless they are traded in United States securities markets.

     The Fund may not purchase for any Portfolio "restricted securities" (as defined in Rule 144(a)(3) of the Securities Act of 1933) if, as a result of such purchase, more than 10% of the net assets (taken at market value) of such Portfolio would be invested in such securities nor will the Fund invest in illiquid or unseasoned securities if as a result of such purchase more than 5% of the net assets of such portfolio would be invested in either illiquid or unseasoned securities.

     In addition to the investment restrictions described above, the investment program of each Portfolio is subject to further restrictions which are described in the Statement of Additional Information. The restrictions for each Portfolio are fundamental and may not be changed without shareholder approval.

                                 RISK FACTORS

LACK OF OPERATING HISTORY AND EXPERIENCE

          The Fund (and its first portfolio, the Navellier Aggressive Growth Portfolio), is a newly organized investment company with no history of operations. The Investment Adviser was organized on May 28, 1993 and has been managing the assets of The Navellier Series Fund since January 3, 1994 and the publicly invested assets of The Navellier Series Fund since April 1, 1994. Although the Investment Adviser sub-contracts a substantial portion of its responsibilities for administrative services of the Fund's operations to various agents, including the Transfer Agent, the Custodian, and accountant, the Investment Adviser still has overall responsibility for the selection of securities for investment and, along with each Portfolio's Trustees, is responsible for the selection of such agents and their oversight. None of the principals, officers, legal counsel, or directors of the Investment Adviser (including such of those persons who are also controlling persons or legal counsel of the Fund) had before June, 1993 ever registered, operated, or supervised the operations of investment companies in the past, and there is no assurance that their past business experiences will enable them to successfully manage the assets of the Fund in the future. The owner of the Investment Adviser has been in the business of rendering advisory services to significant pools of capital such as retirement plans and large investors since 1987.

          The owner of the Investment Adviser is also the owner of another investment advisory firm, Navellier & Associates Inc., which presently manages over $1.2 Billion in investor funds. The owner of the Investment Adviser is also the owner of another investment advisory firm, Navellier Fund Management, Inc., and controls other investment advisory entities all of which firms employ the same basic modern portfolio theories and select many of the same over-the-counter stocks and other securities which the Investment Adviser intends to employ and invest in while managing the Portfolios of the Fund. Because many of the over-the-counter and other securities which Investment Adviser intends to, or may, invest in have a smaller number of shares available to trade than more conventional companies, lack of shares available at any given time may result in the various portfolios of the Fund not being able to purchase or sell all shares Investment Adviser desires to trade at a given time or period of time, thereby creating a potential liquidity problem which could adversely affect the performance of the Fund portfolios. Since the Investment Adviser will be trading on behalf of the various Portfolios of the Fund in some or all of the same securities at the same time that Navellier & Associates Inc., Navellier Fund Management, Inc., The Navellier Series Fund and other Navellier controlled investment entities are trading, the potential liquidity problem could be exacerbated. In the event the number of shares available for purchase or sale in a security or securities is limited and therefore the trade order cannot be fully executed at the time it is placed, i.e., where the full trade orders of Navellier & Associates Inc., Navellier Fund Management, Inc., The Navellier Series Fund and other Navellier controlled investment entities and the Fund cannot be completed at the time the order is made, Navellier & Associates Inc., and the other Navellier controlled investment entities and the Investment Adviser will allocate their purchase or sale orders in proportion to the dollar value of the order made by the other Navellier entities, and the dollar value of the order made by the Investment Adviser. For example, if Navellier & Associates Inc., and Navellier Fund Management, Inc., each place a $25,000 purchase order and Investment

Adviser on behalf of the Fund places a $50,000 purchase order for the same stock and only $50,000 worth of stock is available for purchase, the order would be allocated $12,500 each of the stock to Navellier & Associates Inc., and Navellier Fund Management, Inc., and $25,000 of the stock to the Fund. As the assets of each Portfolio of the Fund increase the potential for shortages of buyers or sellers increases, which could adversely affect the performance of the various Portfolios. While the Investment Adviser generally does not anticipate liquidity problems unless the Fund has assets in excess of two billion dollars (although liquidity problems could still occur when the Fund has assets of substantially less than two billion dollars), each investor is being made aware of this potential risk in liquidity and should not invest in the Fund if he, she, or it is not willing to accept this potentially adverse risk, and by investing acknowledges that he, she or it is aware of the risks.

          An investment in shares of any Portfolio of the Fund involves certain speculative considerations. There can be no assurance that any of the Portfolios objectives will be achieved or that the value of the investment will increase. An investment in shares of the Aggressive Growth Portfolio may also involve a higher degree of risk than an investment in shares of a more traditional open-end diversified investment company because the Aggressive Growth Portfolio may invest up to 10% of its assets in the securities of any single issuer and up to 25% of its assets in the securities in any single industry, thereby creating the risk of concentration which in turn could potentially create greater volatility or increase the chance of losses. As a non-diversified investment Portfolio, the Aggressive Growth Portfolio may be subject to greater fluctuation in the total market value of the Portfolio, and economic, political or regulatory developments may have a greater impact on the value of this Portfolio than would be the case if the Portfolio were diversified among a greater number of issuers. The Aggressive Growth Portfolio intends to comply with the diversification and other requirements applicable to regulated investment companies under the Internal Revenue Code.

          All securities in which any of the Fund's Portfolios may invest are inherently subject to market risk, and the market value of the funds investments will fluctuate. From time to time the Fund may choose to close a portfolio or portfolios to new investors.

INVESTING IN SECURITIES OF FOREIGN ISSUERS

          Investments in foreign securities, particularly those of non-governmental issuers, involve considerations which are not ordinarily associated with investing in domestic issuers. These considerations include, among others, changes in currency rates, currency exchange control regulations, the possibility of expropriation, the unavailability of financial information, the difficulty of interpreting financial information prepared under laws applicable to foreign securities markets, the impact of political, social, or diplomatic developments, difficulties in invoking legal process abroad, and the difficulty of assessing economic trends in foreign countries. The Investment Adviser will use the same basic selection criteria for investing in foreign securities as it uses in selecting domestic securities as described in the Investment Objectives and Policies section of this Prospectus.

          While to some extent the risks to the Fund of investing in foreign securities may be limited, since each Portfolio may not invest more than 25% of its net asset value in such securities and the Fund may only invest in foreign securities which are traded in the United States securities markets, the risks nonetheless exist.

NET ASSET VALUE

          The net asset value of each of the Portfolios is determined by adding the values of all securities and other assets of that specific Portfolio, subtracting liabilities, and dividing by the number of outstanding shares of that Portfolio. (See "Purchase and Pricing of Shares - Valuation of Shares" and the Statement of Additional Information.)

PORTFOLIO TURNOVER

          The annual rate of portfolio turnover for the Navellier Aggressive Growth Portfolio is unknown since the Fund has no operating history and therefore no actual portfolio turnover rate presently exists. The Investment Adviser does not intend to have a portfolio turnover rate in excess of 300% per annum for the Aggressive Growth Portfolio, however, this is not a restriction on
                                                            ---
the Investment Adviser and if in the Investment Adviser's judgment a higher annual portfolio turnover rate is required in order to attempt to achieve a higher overall Portfolio performance then the Investment Adviser is permitted to do so. However, high portfolio turnover (100% or more) will result in increased brokerage commissions, dealer mark-ups, and other transaction costs on the sale of securities and on reinvestment in other securities and could therefore adversely affect Portfolio performance. To the extent that increased portfolio turnover results in sales at a profit of securities held less than three months, the Fund's ability to qualify as a "regulated investment company" under the Internal Revenue Code may be affected. (See the Statement of Additional Information, "Taxes".)

SPECIAL RISK CONSIDERATIONS RELATING TO SECURITIES OF THE PORTFOLIO

          For a description of certain other factors, including certain risk factors, which investors should consider relating to the securities in which the Portfolio will invest, see "Investment Objectives and Policies".


                              PERFORMANCE & YIELD

          From time to time the Fund may include the performance history of each Portfolio in advertisements, sales literature, or reports to current or prospective shareholders. Performance information about the Portfolio is based on its past performance only and is not an indication of future performance. Performance history may be expressed as yield or as total return of each Portfolio.

          Each Portfolio's quotations of yield will be based on all investment income per share earned during a given 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income") and are computed by dividing net investment income by the maximum offering price per share on the last day of the period and multiplying the result by the average daily number of shares outstanding during the period.

          The "total return" of each Portfolio refers to the average annual compounded rate of return of the Portfolio over some representative period that would equate an initial payment of $1,000 at the beginning of a stated period to the ending redeemable value of the investment, after giving effect to the reinvestment of all dividends and distributions and deductions of expenses during the period.

          For more information about calculation of the investment performance of the Portfolio, see the Statement of Additional Information.


                            MANAGEMENT OF THE FUND

THE BOARD OF TRUSTEES

          The Fund's Board of Trustees directs the business and affairs of the Fund as well as supervises the Investment Adviser, Distributor, accountant, Transfer Agent and Custodian, as described below.

THE INVESTMENT ADVISER

          Navellier Management, Inc., acts as the Investment Adviser of the Fund. The Investment Adviser is registered as an investment adviser under the Investment Advisers Act of 1940. The Investment Adviser is responsible for selecting the securities which will constitute the pool of securities which will be selected for investment for each Portfolio. Pursuant to a separate Administrative Services Agreement, the Investment Adviser provides the Fund with certain administrative services, including accounting and bookkeeping services and supervising the Fund's compliance with its reporting obligations. The Investment Adviser may contract for the performance of such services to the Custodian, Transfer Agent, or others, and may retain all of its 0.25% administrative services fee or may share some or all of its fee with such other person(s). The Investment Adviser also provides each Portfolio of the Fund with a continuous investment program based on its investment research and management with respect to all securities and investments. The Investment Adviser will determine from time to time what securities and other investments will be selected to be purchased, retained, or sold by the Fund.

          The Investment Adviser is owned and controlled by its sole shareholder, Louis G. Navellier (a 100% stockholder). In 1987, Louis Navellier was in litigation with a business partner and on the advice of his then legal counsel, as part of a legal strategy, filed a personal bankruptcy petition in connection with that litigation. The bankruptcy petition was voluntarily dismissed by Mr. Navellier less than two months later with all creditors being paid in full. Louis G. Navellier is an affiliated person of the Fund and is also the sole owner of the Distributor, Navellier Securities Corp. Louis Navellier is also the sole shareholder of Navellier & Associates Inc. (See the Statement of Additional Information.) Navellier & Associates Inc., is registered as an investment adviser with the Securities and Exchange Commission and with all states which require investment adviser registration. Louis Navellier is registered as an investment adviser representative or agent in all states requiring such registration. Louis Navellier and Navellier & Associates Inc., without admitting liability, did in the past agree to a two-week suspension in California and agreed to pay civil penalties to the States of California, Connecticut, and Maryland for allegedly not being properly registered as an investment adviser. Navellier Management, Inc. is also and has been since January 1994, the investment advisor to The Navellier Series Fund, an open-end diversified investment company. Louis Navellier is and has been in the business of rendering investment advisory services to significant pools of capital since 1987.

          For information regarding the Fund's expenses and the fees paid to the Investment Adviser see "Expenses of the Fund" on the following page.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

          On October 17, 1995, in order to fulfill the requirements of Section 14(a)(1) of the Investment Company Act of 1940, one hundred percent (100%) of the issued and outstanding shares of the only existing Portfolio of the Fund was subscribed to for purchase by Louis Navellier under an agreement dated October 17, 1995. Such subscription was made for an aggregate of $100,000 allocated 100% for the Navellier Aggressive Growth Portfolio (to purchase 10,000 shares).

THE DISTRIBUTOR

          Navellier Securities Corp., acts as the Fund's Distributor and is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers ("NASD"). The Distributor renders its services to the Fund pursuant to a distribution agreement pursuant to which it serves as the principal underwriter of the Fund's shares. The Distributor may sell certain of the Fund's Portfolio shares by direct placements. Through a network established by the Distributor, the Fund's Portfolio shares may also be sold through selected broker-dealers. (For information regarding the Fund's expenses and the fees it pays to the Distributor, see "Expenses of the Fund" following.) Louis G. Navellier, an affiliate of the Fund and the Investment Adviser, is an officer, director, and sole shareholder of the Distributor.

THE CUSTODIAN AND THE TRANSFER AGENT

          Rushmore Trust and Savings, FSB, 4922 Fairmont Avenue, Bethesda, Maryland, 20814, telephone: (301) 657-1510 or (800) 622-1386, is Custodian for
the Fund's securities and cash and Transfer Agent for the Fund shares. The Distributor shall be responsible for the review of applications in order to guarantee that all requisite and statistical information has been provided with respect to the establishment of accounts.


                              EXPENSES OF THE FUND

GENERAL

          Each Portfolio is responsible for the payment of its own expenses. These expenses are deducted from that Portfolio's investment income before dividends are paid. These expenses include, but are not limited to: fees paid to the Investment Adviser, the Custodian, the Transfer Agent, and the Accountant; Trustees' fees; taxes; interest; brokerage commissions; organization expenses; securities registration ("blue sky") fees; legal fees; auditing fees; printing and other expenses which are not directly assumed by the Investment Adviser under its investment advisory agreement with the Fund. General expenses which are not associated directly with a specific Portfolio (including fidelity bond and other insurance) are allocated to each Portfolio based upon their relative net assets.

          The Fund and the Investment Adviser have executed a letter acknowledging that since the inception of the Fund's operations, the Investment Adviser has paid all of the initial operating expenses of the Fund and may in the future seek reimbursement from the Fund. Although the Investment Adviser is under no obligation to continue to pay for the Fund's operating expenses, the Investment Adviser may continue to pay the Fund's operating expenses without any immediate reimbursement from the Fund until further notice. The Investment Adviser has reserved the right to seek reimbursement for past, present, and future operating expenses of the Fund at any time upon notice to the Fund that all or a portion of such operating expenses of the Fund shall be required to be reimbursed to the Investment Adviser, or paid directly by the Fund after the date of such notice. This could result in the possibility of more recent investors indirectly paying a portion of expenses incurred prior to their becoming investors.

COMPENSATION OF THE INVESTMENT ADVISER

          The Investment Adviser receives an annual 1.25% fee, payable monthly, based upon each Portfolio's average daily net assets. This advisory fee is higher than that generally paid by most other investment companies. The Investment Adviser also receives a 0.25% annual fee for rendering administrative services to the Fund pursuant to an Administrative Services Agreement and is entitled to reimbursement for operating expenses it advances for the Fund.

DISTRIBUTION PLAN

          The Fund has adopted a Plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan"), whereby it reimburses Distributor or others in an amount equal to 0.25% per annum of the average daily net assets of the Aggressive Growth Portfolio (or any subsequent applicable Portfolio of the Fund) for expenses incurred for the promotion and distribution of the shares of such Portfolio(s) of the Fund, including, but not limited to, the printing of prospectuses, statements of additional information and reports used for sales purposes, expenses (including personnel of Distributor) of preparation of sales literature and related expenses, advertisements and other distribution-related expenses, including a prorated portion of Distributor's overhead expenses attributable to the distribution of such Portfolio Fund shares. Such payments are made monthly. The 12b-1 fee includes, in addition to promotional activities, amounts the Fund may pay to Distributor or others as a service fee to reimburse such parties for personal services provided to shareholders of the Fund and/or the maintenance of shareholder accounts. The total amount of 12b-1 fees paid for such personal services and promotional services shall not exceed 0.25% per year of the average daily net assets of the applicable Fund Portfolio. The Distributor can keep all of said 12b-1 fees it receives to the extent it is not required to pay others for such services. Such Rule 12b-1 fees are made pursuant to the distribution plan(s) and distribution agreements entered into between such service providers and Distributor or the Fund directly. Payments in excess of reimbursable expenses under the plan in any year must be refunded. The Rule 12b-1 expenses and fees in excess of 0.25% per year of the Fund's average net assets that otherwise qualify for payment may not be carried forward into successive annual periods. The Plan also covers payments by certain parties to the extent such payments are deemed to be for the financing of any activity primarily intended to result in the sale of shares issued by the Fund within the context of Rule 12b-1. The payments under the Plan are included in the maximum operating expenses which may be borne by the Fund.

BROKERAGE COMMISSIONS

          The Investment Adviser may select selected broker-dealers to execute portfolio transactions for the Fund, provided that the commissions, fees, or other remuneration received by such party in exchange for executing such transactions are reasonable and fair compared to those paid to other brokers in connection with comparable transactions. In addition, when selecting broker-dealers for Fund portfolio transactions, the Investment Adviser may consider the record of such broker-dealers with respect to the sale of shares of the Fund. (See the Statement of Additional Information.)


                            REPORTS AND INFORMATION

          The Fund will distribute to its shareholders semi-annual reports containing unaudited financial statements and information pertaining to matters of the Fund. An annual report containing financial statements together with the report of the independent auditors of the Fund is distributed to shareholders each year. Shareholder inquiries should be addressed to The Navellier Performance Funds, at Call Box 10012, Incline Village, Nevada 89450-1012; Tel:
(800) 887-8671, or to the Transfer Agent, Rushmore Trust and Savings FSB, 4922 Fairmont Avenue, Bethesda, Maryland, 20814, Tel: (301) 657-1510 or (800) 622-1386.


                             DESCRIPTION OF SHARES

          The Fund is a Delaware business trust organized on October 17, 1995. The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest. The Board of Trustees has the power to designate one or more classes ("Portfolios") of shares of beneficial interest and to classify or reclassify any unissued shares with respect to such classes. Presently the Fund is offering shares of the Navellier Aggressive Growth Portfolio described above.

          The shares of each Portfolio, when issued, are fully paid and non-assessable, are redeemable at the option of the holder, are fully transferable, and have no conversion or preemptive rights. Shares are also redeemable at the option of the Fund under certain circumstances (see "Redemption of Shares"). Each share of a Portfolio is equal as to earnings, expenses, and assets of the Portfolio and, in the event of liquidation of the Portfolio, is entitled to an equal portion of all of the Portfolio's net assets. Shareholders of the Fund are entitled to one vote for each full share held and fractional votes for fractional shares held, and will vote in the aggregate and not by Portfolio except as otherwise required by law or when the Board of Trustees determines that a matter to be voted upon affects only the interest of the shareholders of a particular Portfolio. Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they so choose, elect all of the Trustees. While the Fund is not required, and does not intend, to hold annual meetings of shareholders, such meetings may be called by the Trustees at their discretion, or upon demand by the holders of 10% or more of the outstanding shares of any Portfolio for the purpose of electing or removing Trustees.

          All shares (including reinvested dividends and capital gain distributions) are issued or redeemed in full or fractional shares rounded to the third decimal place. No share certificates will be issued. Instead, an account will be established for each shareholder and all shares purchased will be held in book-entry form by the Fund.


                          DIVIDENDS AND DISTRIBUTIONS

          All dividends and distributions with respect to the shares of any Portfolio will be payable in shares at net asset value or, at the option of the shareholder, in cash. Any shareholder who purchases shares of the Portfolio prior to the close of business on the record date for a dividend or distribution will be entitled to receive such dividend or distribution. Dividends and distributions (whether received in shares or in cash) are treated either as ordinary income or long-term capital gain for federal income tax purposes. Between the record date and the cash payment date, the Portfolio retains the use and benefits of such monies as would be paid as cash dividends.

          Each Portfolio will distribute all of its net investment income and net realized capital gains, if any, annually in December or January.

          If a cash payment is requested with respect to the Portfolio, a check will be mailed to the shareholder. Unless otherwise instructed, the Transfer Agent will mail checks or confirmations to the shareholder's address of record.

          The federal income tax laws impose a four percent (4%) nondeductible excise tax on each regulated investment company with respect to the amount, if any, by which such company does not meet distribution requirements specified in the federal income tax laws. The Portfolio intends to comply with the distribution requirements and thus does not expect to incur the four percent (4%) nondeductible excise tax, although the imposition of such excise tax may possibly occur.

          Shareholders will have their dividends and/or capital gain distributions reinvested in additional shares of the applicable Portfolio(s) unless they elect in writing to receive such distributions in cash. Shareholders whose shares are held in the name of a broker or nominee should contact such broker or nominee to determine whether they want dividends reinvested or distributed.

          The automatic reinvestment of dividends and distributions will not relieve participants of any income taxes that may be payable (or required to be withheld) on dividends and distributions. (See "Taxes" following.)

          In the case of foreign participants whose dividends are subject to U.S. income tax withholding and in the case of any participants subject to 31% federal backup withholding, the Transfer Agent will reinvest dividends after deduction of the amount required to be withheld.

          Experience may indicate that changes in the automatic reinvestment of dividends are desirable. Accordingly, the Fund reserves the right to amend or terminate this provision as applied to any dividend or distribution paid subsequent to written notice of the change sent to shareholders at least 90 days before the record date for such dividend or distribution.


                                     TAXES

FEDERAL TAXES

          Each Portfolio of the Fund is a separate taxpayer and intends to meet the requirements of Subchapter M of the Internal Revenue Code of 1986 (relating to regulated investment companies) with respect to diversification of assets, sources of income, and distributions of taxable income and will elect to be taxed as a regulated investment company for federal income tax purposes.

          However, the Code contains a number of complex tests relating to qualification which a Portfolio might not meet in any particular year. For example, if a Portfolio derives 30% or more of its gross income from the sale of securities held for less than three months, it may fail to qualify. If a Portfolio did not so qualify, it would be treated for tax purposes as an ordinary corporation and receive no tax deduction for payments made to shareholders.

          Because each Portfolio of the Fund intends to distribute all of its net investment income and net realized capital gains at least annually, it is not expected that any Portfolio of the Fund will be required to pay federal income tax for any year throughout which it was a regulated investment company nor, for this reason, is it expected that any Portfolio will be required to pay the 4% federal excise tax imposed on regulated investment companies that fail to satisfy certain minimum distribution requirements. However, the possibility of federal or state income tax and/or imposition of the federal excise tax does exist.

          If a Portfolio pays a dividend in January of any year which was declared in the last three months of the previous year and was payable to shareholders of record on a specified date in such a month, the dividend will be treated as having been paid and received in the previous year.

          Dividends (other than capital gains dividends) will be taxable to shareholders as ordinary income, whether received in shares or cash and will, in the case of corporate shareholders, generally qualify for the dividends-received deduction to the extent paid out of qualifying dividends received by the Portfolio.

          Capital gains dividends will ordinarily be taxable to shareholders as long-term capital gain, regardless of how long they have held their shares. A dividend is a capital gains dividend if it is so designated by the Portfolio and is paid out of the Portfolio's net capital gain (that is, the excess of the Portfolio's net long-term capital gain over its net short-term capital loss).

          Any dividends paid shortly after a purchase by an investor may have the effect of reducing the per share net asset value of the investor's shares by the per share amount of dividends. Furthermore, such dividends, although in effect a return of capital, are subject to federal income taxes. Therefore, prior to purchasing shares of the Fund, the investor should carefully consider the impact of dividends, including capital gains distributions, which are expected to be or have been announced.

          If the Fund redeems some or all of the shares held by any shareholder, the transaction will generally be treated as a sale or exchange unless the redemption fails to substantially reduce the shareholder's percentage ownership interest in the Fund (determined for this purpose using certain specific rules of constructive ownership). If a redemption of shares is not treated as a sale or exchange, the amount paid for the shares will be treated as a dividend.

          If a redemption is treated as a sale or exchange, the shareholder will generally recognize gain or loss measured by the difference between the redemption price and the basis of the shares. This gain or loss will generally be treated as capital gain (long-term or short-term, depending upon the holding period for the redeemed shares).

          Shareholders will be subject to information reporting with respect to dividends and redemptions, and may be subject to backup withholding with respect to dividends at the rate of 31% unless (a) they are corporations or come within other exempt categories or (b) they provide correct taxpayer identification numbers, certify as to no loss of exemption from backup withholding, and otherwise comply with applicable requirements of the law relating to backup withholding. Any amounts paid as backup withholding will be creditable against the federal income tax liabilities of the affected shareholders.

          The Fund may pay taxes to foreign countries with respect to dividends or interest it receives from foreign issuers or from domestic issuers that derive a substantial amount of their revenues in foreign countries, or such taxes may be withheld at the source by such issuers. The Fund will generally be entitled to deduct such taxes in computing its taxable income.

STATE AND LOCAL TAXES

          The Fund may be subject to state or local taxation in jurisdictions in which it may be deemed to be doing business. Taxable income of the Fund and its shareholders for state and local purposes may be different from taxable income calculated for federal income tax purposes.

          Each prospective investor is advised to consult his or her tax adviser for advice as to the federal, state, and local taxation which may be applicable to such investor in connection with an investment in the Fund.


                         PURCHASE AND PRICING OF SHARES

PURCHASE OF SHARES

          The Fund's various portfolio shares are sold to the general public on a continuous basis through the Distributor, the Transfer Agent and the Distributor's network of broker-dealers.

PURCHASE BY MAIL

          Investments in the Fund can be made directly to the Distributor or through selected securities dealers, who have the responsibility to transmit orders promptly and may charge a processing fee, or through the transfer agent Rushmore Trust and Savings, FSB.

TO INVEST BY MAIL: Fill out an application designating which Portfolio you are investing in and make a check payable to "The Navellier Performance Funds." Mail the check along with the application to:

                    The Navellier Performance Funds
                    c/o Rushmore Trust and Savings, FSB
                    4922 Fairmont Avenue
                    Bethesda, MD 20814

          Purchases by check will normally be credited to an account within one business day after receipt of payment. Foreign checks will not be accepted. Be certain to specify which Portfolio or Portfolios you are investing in.

          Purchase orders which do not specify the Portfolio in which an investment is to be made will be invested in the Navellier Aggressive Growth Portfolio. (See "Purchase and Pricing of Shares - General Purchasing Information".) Net asset value per share is calculated once daily as of 4 p.m. E.S.T. on each business day. (See "Purchase and Pricing of Shares - Valuation of Shares".)

THE NAVELLIER PERFORMANCE FUNDS PORTFOLIOS

          The shares of each Portfolio are sold at their net asset value per share next determined after an order in proper form (completely filled out application form and additional information or documentation) is received by the Transfer Agent.

          If an order for shares of a Portfolio is received by the Transfer Agent by 4 p.m. on any business day, such shares will be purchased at the net asset value determined as of 4 p.m. on that day. Otherwise, such shares will be purchased at the net asset value determined as of 4 p.m on the next day. However, orders received by the Transfer Agent from the Distributor or from dealers or brokers after the net asset value is determined that day will receive such net asset value price if the orders were received by the Distributor or broker or dealer from its customer prior to such determination and were transmitted to and received by the Transfer Agent prior to its close of business on that day (normally 4 p.m. E.S.T.). Shares are entitled to receive any declared dividends on the day following the date of purchase.

PURCHASES THROUGH SELECTED DEALERS

          Shares purchased through Selected Dealers will be effected at the net asset value next determined after the Selected Dealer receives the purchase order, provided that the Selected Dealer transmits the order to the Transfer Agent and the Transfer Agent accepts the order by 4:00 p.m. E.S.T. on the day of determination. See "Valuation of Shares". If an investor's order is not transmitted and accepted by 4:00 p.m. E.S.T., the investor must settle his or her entitlement to that day's net asset value with the Selected Dealer.

          Certain selected Dealers may effect transactions in shares of the Portfolios through the National Securities Clearing Corporation's Fund/SERV system.

          Purchases of shares through Selected Dealers not utilizing the National Securities Clearing Corporation's Fund/SERV system will be effected when received in proper form by the Transfer Agent, as described above, in the same manner and subject to the same terms and conditions as are applicable to shares purchased directly through the Transfer Agent. There is no sales load charged to the investor on purchases of the Fund's Portfolios (see "The Navellier Performance Funds" following), whether purchased through a Selected Dealer or directly through the Transfer Agent; there is however an annual Rule 12b-1 fee.

          Shareholders who wish to transfer Fund shares from one broker-dealer to another should contact the Fund at (800) ________.

TO INVEST BY BANK WIRE:  Request a wire transfer to:

                         Rushmore Federal Savings Bank
                         Bethesda, MD
                         Routing Number ____ _____
                         For Account of The Navellier Performance Funds Account Number ____ _____

          AFTER INSTRUCTING YOUR BANK TO TRANSFER MONEY BY WIRE, YOU MUST TELEPHONE THE FUND AT (800) 622-1386 OR (301) 657-1510 BETWEEN 8:30 A.M. AND 4:00 P.M. E.S.T. AND TELL US THE AMOUNT YOU TRANSFERRED AND THE NAME OF THE BANK SENDING THE TRANSFER. YOUR BANK MAY CHARGE A FEE FOR SUCH SERVICES. IF THE PURCHASE

IS CANCELLED BECAUSE YOUR WIRE TRANSFER IS NOT RECEIVED, YOU MAY BE LIABLE FOR ANY LOSS THE FUND MAY INCUR.

          Such wire should identify the name of the Portfolio, the account number, the order number (if available), and your name.

TO INVEST BY AUTOMATIC MONTHLY INVESTMENT PLAN:

          Shareholders may make automatic monthly purchases of the Fund's shares by executing an automatic monthly withdrawal application authorizing his/her/its bank to transfer money from his/her/its checking account to the Transfer Agent for the automatic monthly purchase of shares of the Fund for the shareholder. There is no charge by the Fund for this automatic monthly investment plan and the shareholder can discontinue the service at any time.

GENERAL PURCHASING INFORMATION

          The Fund has established a minimum initial investment of $2,000 ($500 in the case of IRA and other retirement plans or qualifying group plans) and $100 for subsequent investments in any Portfolio. Orders for shares may be made by mail by completing the Account Application included with this Prospectus and mailing the completed application and the payment for shares to the Transfer Agent. Documentation in addition to the information required by the Account Application may be required when deemed appropriate by the Fund and/or the Transfer Agent and the Account Application will not be deemed complete until such additional information has been received.

VALUATION OF SHARES

          The net asset value of the shares of each Portfolio of the Fund are determined once daily as of 4 p.m E.S.T., on days when the New York Stock Exchange is open for trading. In the event that the New York Stock Exchange or the national securities exchanges on which stocks are traded adopt different trading hours on either a permanent or temporary basis, the Trustees of the Fund will reconsider the time at which net asset value is to be computed. The net asset value is determined by adding the values of all securities and other assets of the Portfolio, subtracting liabilities, and dividing by the number of outstanding shares of the Portfolio. The price at which a purchase is effected is based on the next calculation of net asset value after the order is received.

          In determining the value of the assets of each Portfolio, the securities for which market quotations are readily available are valued at market value. Debt securities (other than short-term obligations) are normally valued on the basis of valuations provided by a pricing service when such prices are believed to reflect the fair value of such securities. All other securities and assets are valued at their fair value as determined in good faith by the Trustees, although the actual calculations may be made by persons acting pursuant to the direction of the Trustees.

                             REDEMPTION OF SHARES

GENERAL

          A shareholder may redeem shares of each Portfolio at the net asset value next determined after receipt of a notice of redemption in accordance with the procedures set forth below and compliance with the further redemption information and/or additional documentation requirements described in this Section. As used in this Prospectus, the term "business day" refers to those days on which stock exchanges trading stocks held by the Fund are open for business. The Fund may change the following procedures at its discretion.

          The shareholder will not be credited with dividends on those shares being redeemed for the day on which the shares are redeemed by the Fund. A check for the proceeds of redemption will normally be mailed within seven days of receipt of any redemption request received by the Transfer Agent. If shares to be redeemed were purchased by check, the Fund may delay transmittal of redemption proceeds only until such times as it is reasonably assured that good payment has been collected for the purchase of such shares, which may be up to 15 days from purchase date. Such delays can be avoided by wiring Federal Funds in effecting share purchases.

          If a shareholder wishes to redeem his or her entire shareholdings in a Portfolio, he or she will receive, in addition to the net asset value of shares, all declared but unpaid dividends thereon. The net asset value of the shares may be more or less than a shareholder's cost depending on the market value of the portfolio securities at the time of the redemption.

REDEMPTION BY MAIL

          A shareholder may redeem shares by mail on each day that the New York Stock Exchange is open by submitting a written redemption request to:

                       The Navellier Performance Funds
                       c/o Rushmore Trust and Savings FSB
                       4922 Fairmont Avenue
                       Bethesda, MD 20814

          The request for redemption should include the name of the Portfolio, the account name and number, and should be signed by all registered owners of the shares in the exact names in which they are registered. Each request should specify the number or dollar amount of shares to be redeemed or that all shares in the account are to be redeemed.

REDEMPTIONS BY TELEPHONE

          If you have indicated on your Account Application that you wish to establish telephone redemption privileges, you may redeem shares by calling the Transfer Agent at 1-800-622-1286 by 4:00 p.m. New York time on any day the NYSE is open for business.

          If any account has more than one owner, the Transfer Agent may rely on the instructions of any one owner. Each Portfolio of the Fund employs reasonable procedures in an effort to confirm the authenticity of telephone instructions, which may include giving some form of personal identification prior to acting on the telephone instructions. If these procedures are not followed, the Fund and the Transfer Agent may be responsible for any losses because of unauthorized or fraudulent instructions. By requesting telephone redemption privileges, you authorize the Transfer Agent to act upon any telephone instructions it believes to be genuine, (1) to redeem shares from your account and (2) to mail or wire transfer the redemption proceeds. You cannot redeem shares by telephone until 30 days after you have notified the Transfer Agent of any change of address.

          Telephone redemption is not available for shares held in IRAs. Each Portfolio may change, modify, or terminate its telephone redemption services at any time upon 30 days' notice.

FURTHER REDEMPTION INFORMATION

          Additional documentation regarding a redemption by any means may be required when deemed appropriate by the Fund and/or the Transfer Agent, and the request for such redemption will not be considered to have been received in proper form until such additional documentation has been received. An investor should contact the Fund or the Transfer Agent to inquire what, if any, additional documentation may be required.

          The Fund reserves the right to modify any of the methods of redemption or to charge a fee for providing these services upon 30 days' written notice to shareholders.

          Due to the high cost of maintaining accounts of less than $2,000 ($500 for IRA or other qualifying plan accounts), the Fund reserves the right to redeem shares involuntarily in any such account at their then current net asset value. Shareholders will first be notified and allowed 30 days to make additional share purchases to bring their accounts to more than $2,000 ($500 for IRA or other qualifying plan accounts). An account will not be redeemed involuntarily if the balance falls below $2,000 ($500 for IRA or other qualifying plan accounts) by virtue of fluctuations in net asset value rather than through investor redemptions.

          Under certain circumstances, the right of redemption may be suspended or the redemption may be satisfied by distribution of portfolio securities rather than cash. Information as to those matters is set forth in the Statement of Additional Information.

          Investors may redeem their shares and instruct the Fund or Transfer Agent, in writing or by telephone, to either deposit the redemption proceeds in the money market mutual fund - Fund for Government Investors, Inc. - a regulated investment company custodied by Rushmore Trust and Savings, FSB, pending further instructions as to the investor's desire to subsequently reinvest in the Fund or the investor may direct some other disposition of said redemption proceeds.

OPTION TO MAKE SYSTEMATIC WITHDRAWALS

          The owner of $25,000 or more worth of the shares of the Portfolio may provide for the payment from his/her account of any requested dollar amount (but not less than $1,000) to him/her or his/her designated payee monthly, quarterly, or annually. Shares will be redeemed on the last business day of each month. Unless otherwise instructed, the Transfer Agent will mail checks to the shareholder at his/her address of record. A sufficient number of shares will be redeemed to make the designated payment. This redemption option is not available with respect to shares for which certificates are held by a shareholder.


                   CERTAIN SERVICES PROVIDED TO SHAREHOLDERS

STATEMENTS OF ACCOUNT

          Statements of Account for each Portfolio will be sent to each shareholder at least quarterly.

DIVIDEND ELECTION

          A shareholder may elect to receive dividends in shares or in cash. If no election is made, dividends will automatically be credited to a shareholder's account in additional shares of the Portfolio to which such dividend relates.

EXCHANGE PRIVILEGES

          Shares of the Navellier Aggressive Growth Portfolio and other subsequently opened Portfolios in this Fund may be exchanged for one another at net asset value. Shares of any Portfolio of this Fund may be exchanged for shares of any Portfolio of The Navellier Series Fund at net asset value subject to the exchange privilege requirements of the Portfolio being transferred out of and the exchange privilege requirements of the Portfolio being transferred into. Exchanges among portfolios of the Fund and/or portfolios of The Navellier Series Fund may be made only in those states where such exchanges may legally be made. The total value of shares being exchanged must at least equal the minimum investment requirement of the Portfolio into which they are being exchanged. Exchanges are made based on the net asset value next determined of the shares involved in the exchange. Only one exchange in any 30-day period is permitted. The Fund reserves the right to restrict the frequency or otherwise modify, condition, terminate, or impose charges upon the exchange, upon 60 days' prior written notice to shareholders. Exchanges between Portfolios will be subject to a $5 exchange fee after five (5) exchanges per year. There is a limit of ten
(10) exchanges per year. Exchanges will be effected by the redemption of shares of the Portfolio held and the purchase of shares of the other Portfolio. For federal income tax purposes, any such exchange constitutes a sale upon which a gain or loss, if any, may be realized, depending upon whether the value of the shares being exchanged is more or less than the shareholder's adjusted cost basis. For this purpose, however, a shareholder's cost basis may not include the sales charge, if any, if the exchange is effectuated within 90 days of the acquisition of the shares. (See "Taxes".) Shareholders wishing to make an exchange should contact the Transfer Agent. Exchange requests in the form required by the Transfer Agent and received by the Transfer Agent prior to 4 p.m. E.S.T. will be effected on the next business day after such request is received.

                             ADDITIONAL INFORMATION

          The Statement of Additional Information, available upon request, without charge from the Fund, provides a further discussion of certain sections of the Prospectus and other information which may be of interest to certain investors. This Prospectus and the Statement of Additional Information do not contain all the information included in the Registration Statement filed with the Securities and Exchange Commission with respect to the securities being sold, certain portions of which have been omitted pursuant to the rules and regulations of the Securities and Exchange Commission. The Registration Statement, including the exhibits filed therewith, may be examined at the office of the Securities and Exchange Commission in Washington, D.C.

          Statements contained in this Prospectus as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the Statement of Additional Information and the copy of such contract or other document filed as an exhibit to the Registration Statement of which this Prospectus forms a part, each such statement being qualified in all respects by such reference.


                           ASSENT TO TRUST INSTRUMENT

          Every Shareholder, by virtue of having purchased a Share or Interest shall become a Shareholder and shall be held to have expressly assented and agreed to be bound by the terms hereof.

Investment Adviser

Navellier Management, Inc.
920 Incline Way, Building #1
Incline Village, NV 89450
(800) 887-8671

Distributor                                      THE NAVELLIER PERFORMANCE FUNDS

Navellier Securities Corp.
920 Incline Way, Building #1
Incline Village, NV 89450
(800) 887-8671

Independent Auditors

Deloitte & Touche, LLP
1900 M Street
Washington, D.C. 20036
(202) 955-6530

Transfer Agent and Custodian

Rushmore Trust and Savings, FSB
4922 Fairmont Avenue
Bethesda, MD 20814
(800) 622-1386

Counsel

Samuel Kornhauser
Law Offices of Samuel Kornhauser
155 Jackson Street, Suite 1807
San Francisco, CA 94111
(415) 981-6281

Sales Information

Navellier Securities Corp.
920 Incline Way, Building #1
Incline Village, NV 89450
(800) 887-8671

Shareholder Inquiries

Rushmore Trust and Savings, FSB
4922 Fairmont Avenue
Bethesda, MD 20814
(800) 622-1386                                                   January 1, 1996

                                                    NEW ACCOUNT APPLICATION FORM

                        THE NAVELLIER PERFORMANCE FUNDS

                                               Mail completed forms and all
                                               checks to:
                                               Navellier Securities Corp.
                                               c/o Rushmore
                                               Trust and Savings, FSB
                                               4922 Fairmont Avenue
                                               Bethesda, MD 20814

FOR APPLICATION ASSISTANCE OR RETIREMENT PLAN INFORMATION CALL 1-800-887-8671

                                               Circle the Social Security
                                               Number to be used for tax
                                               purposes.  If no number is
                                               circled, the first number
                                               provided will be used.

-----------------------------------------------------------------------------------------------------------------------------------

1.  REGISTRATION--Please Print or Type

[ ] Individual          1.__________________________________________________________________________  _____________________________
    Use line 1            First Name      Initial          Last Name                                        Social Security No.
    and, if any           Occupation:______________________     Date of Birth:___________________
                          Employer's Name:_________________     Address:___________________________________________________________

[ ] Joint Registrant    2.__________________________________________________________________________  _____________________________
    Use line 2            Right of survivorship presumed, unless tenancy in common is indicated             Social Security No.

or                      3.__________________________________________________________________________         As Custodian For
                          Custodian Name

[ ] Gifts to Minors     4.__________________________________________________________________________         under the
    Use lines 3, 4,       Minor's Name
    & 5

or                      5._________________________              Uniform Gifts to Minors Act.              ________________________
                                   State                                                                   Minor's Soc. Sec. No.

[ ] Corporations        6._________________________________________________________________________________________________________
    Partnerships,         Name of Corporation or other Entity.  If a Trust, include date of trusts instrument
    Trusts & Others
    Use lines 6 & 7
                        7.__________________________________________________________________________  _____________________________
                                                                                                      Taxpayer Ident. No.
___________________________________________________________________________________________________________________________________
2. MAILING ADDRESS--Please Print or Type

                                                                                                   (    )
   ____________________________________________________________________________________________    ________________________________
   Street Address                                     Apt.#/Bldg.                                  (Area Code) Home Telephone No.

                                                                                                   (    )
   ____________________________________________________________________________________________    ________________________________
   City                                State          Zip                                          (Area Code) Home Telephone No.

___________________________________________________________________________________________________________________________________
3. PORTFOLIO SELECTION--Minimum initial investment: $10,000 per Portfolio
   $ ________  Navellier Aggressive Growth Portfolio $500 for IRA's, retirement other group plans)
                                                                                                               Total $_____________
___________________________________________________________________________________________________________________________________

4.  INVESTMENT METHOD

[ ] By Check   $_______________ (Please make check payable to: The Navellier Performance Funds)
[ ] By Wire    $_______________ (Please call 1-800-621-7874 for wiring instructions) Account No. _______________

-----------------------------------------------------------------------------------------------------------------------------------

5.  SYSTEMATIC WITHDRAWAL PLAN  [ ] Yes  [ ] No
    A Withdrawal Plan is available provided that the value of the underlying shares being purchased is $25,000 or more.

    (a) The amount of each payment shall be $ ___________  ($1,000 minimum).
    (b) Payments are to be: ____ Monthly ____ Quarterly _____ Annually
    (c) Payments are to commence on or around the 2nd business day of _____________ (Month, Year).   Give the following
                                                                                                     information if checks are to
                                                                                                     be mailed to you at another
                                                                                                     address or paid to someone
                                                                                                     other than the registered
                                                                                                     owner(s) as shown above:

    Name:     ________________________________________________________________

    Address:  ________________________________________________________________
              ________________________________________________________________
-----------------------------------------------------------------------------------------------------------------------------------

6.  DISTRIBUTION OPTION

    See Prospectus for details. If no box is checked, all distributions will be reinvested.
    All distributions will be reinvested if a withdrawal plan is elected.

    CHECK ONE BOX:  [ ] All dividends and capital gains reinvested.
                    [ ] Pay income dividends in cash, reinvest capital gains distributions.
                    [ ] Reinvest income dividends; pay capital gains distributions in cash.
                    [ ] Pay income dividends and capital gains distributions in cash.

-----------------------------------------------------------------------------------------------------------------------------------

7.  SHAREHOLDER PRIVILEGES
    These privileges are subject to the terms set forth in the Prospectus

    Telephone/Expedited Redemption

    [ ] Yes.  I would like to be able to redeem shares by telephone.
    [ ] Deposit redemption proceeds in the money market mutual fund, Fund for Government
        Investors, Inc., custodied by Rushmore Trust and Savings, FSB
    [ ] Wire redemption proceeds to:

                 _____________________________
                 Name of Bank

                 _____________________________
                 Type of Account

                 _____________________________
                 Account Number

    [ ] Mail a check to my address indicated above.
-----------------------------------------------------------------------------------------------------------------------------------


8.  SYSTEMATIC WITHDRAWAL PLAN  [ ] Yes  [ ] No A Systematic Withdrawal Plan is available for accounts with an underlying share value of $25,000 or more.  If this plan is elected, all distributions will be automatically reinvested.
    Minimum withdrawal is $1,000.

    Amount of payment $_________________

    Payments made:   [ ] Monthly      [ ] Quarterly      [ ] Annually

    Payments to commence the 2nd business day of __________________________
                                                 Month, Year

-----------------------------------------------------------------------------------------------------------------------------------

9.  SERVICE AGENT IF SHARES ARE BEING PURCHASED THROUGH A SERVICE AGENT, THEN THE NAME OF YOUR SERVICE AGENT MUST APPEAR IN THIS
    SECTION OR YOUR APPLICATION CANNOT BE PROCESSED.  THIS SECTION SHOULD BE COMPLETED BY YOUR SERVICE AGENT.

-----------------------------------------------------------------------------------------------------------------------------------

    Firm Name

-----------------------------------------------------------------------------------------------------------------------------------

    Address                      City                               State       Zip       (Area Code) Telephone No.

-----------------------------------------------------------------------------------------------------------------------------------

    Name of Representative (Salesperson) and number if any                      Dealer Code                Branch Code

-----------------------------------------------------------------------------------------------------------------------------------

    Authorized Signature and Title                                                 Date

-----------------------------------------------------------------------------------------------------------------------------------


11. INVESTOR FINANCIAL AND INVESTMENT INFORMATION

    Annual Income $__________; Net Worth $____________; Investment Objective, Growth.

12. SIGNATURES & CERTIFICATION

  I/We authorize Rushmore Trust and Savings, FSB, as agent for The Navellier Performance Funds, to honor any requests made in accordance with the terms of this application, and I/we further affirm that, subject to any limitations imposed by applicable law, neither Rushmore Trust and Savings, FSB, nor The Navellier Performance Funds shall be held liable by me/us for any loss, liability, cost, or expense for acting in accordance with this application, or any section thereof. I/We understand that all of the shareholder options described in this application are subject to the terms set forth in the Prospectus.

  I/WE CERTIFY THAT WE HAVE FULL RIGHT, POWER, AUTHORITY, AND LEGAL CAPACITY TO PURCHASE AND REDEEM SHARES AND AFFIRM THAT I/WE HAVE RECEIVED AND READ THE PROSPECTUS, AGREE TO ITS TERMS, AND HAVE NOT RELIED ON OR MADE MY/OUR DECISION TO INVEST IN THE NAVELLIER PERFORMANCE FUNDS ON ANY WRITTEN OR ORAL INFORMATION OTHER THAN THE WRITTEN INFORMATION CONTAINED IN THE PROSPECTUS, REGISTRATION STATEMENT AND STATEMENT OF ADDITIONAL INFORMATION. Under penalties of perjury, I/we certify (i) that the number shown on this form is my/our correct Social Security Number or Taxpayer Identification Number and (ii) that (1) I/we are not subject to backup withholding either because I/we have not been notified by the Internal Revenue Service that I/we are subject to backup withholding as a result of a failure to report all interest or dividends, or (2) the Internal Revenue Service has notified me/us that I/we are no longer subject to backup withholding. If you have been notified by the Internal Revenue Service that you are currently subject to backup withholding, strike out phrase (2) above.

- Confirmation of Account                  - Subsequent payments - A new
Establishment - Within a few days          application need not be submitted
after the Application is received by       with additional payments to an
Rushmore Trust and Savings, FSB, a         existing account if a current
confirmation statement(s) showing          Application is on file with Rushmore
the account number(s), amount              Trust and Savings, FSB.  Subsequent
received, shares purchased and price       purchases should be identified by
paid per share should be received by       account number and account
the registered shareholder for each        registration.
Series selected.

X_______________________________________   ________________________________________
 Signature (exactly as it appears in       Signature (exactly as it appears in
 Section 1)                         Date   Section 1)                          Date

                                     PART B

                        THE NAVELLIER PERFORMANCE FUNDS

                      STATEMENT OF ADDITIONAL INFORMATION

                             DATED JANUARY 1, 1996

       This Statement of Additional Information, which is not a prospectus, should be read in conjunction with the Prospectus of The Navellier Performance Funds (the "Fund"), dated January 1, 1996, a copy of which Prospectus may be obtained, without charge, by contacting the Fund, at its mailing address c/o Navellier Securities, Corp., Call Box 10012, Incline Village, NV 89450; Tel: 1-800-887-8671.


                               TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY.......................    1

INVESTMENT OBJECTIVES AND POLICIES....................    1

TRUSTEES AND OFFICERS OF THE FUND.....................    5

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES...    7

THE INVESTMENT ADVISER, DISTRIBUTOR,
CUSTODIAN AND TRANSFER AGENT..........................    8

BROKERAGE ALLOCATION AND OTHER PRACTICES..............   11

CAPITAL STOCK AND OTHER SECURITIES....................   13

PURCHASE, REDEMPTION, AND PRICING OF SHARES...........   13

TAXES.................................................   14

UNDERWRITERS..........................................   17

CALCULATION OF PERFORMANCE DATA.......................   17

REPORT OF INDEPENDENT ACCOUNTANTS, AND
FINANCIAL STATEMENT...................................   19

APPENDIX..............................................   20

                        GENERAL INFORMATION AND HISTORY

       The Fund is a business trust company (organized under the laws of the State of Delaware on October 17, 1995) and has no prior history of operations.


                       INVESTMENT OBJECTIVES AND POLICIES

       INVESTMENT POLICIES.  The investment objectives and policies of each
       -------------------
Portfolio are described in the "Investment Objectives and Policies" section of the Prospectus. The following general policies supplement the information contained in that section of the Prospectus.

       CERTIFICATES OF DEPOSIT.  Certificates of deposit are generally short-
       -----------------------
term, interest-bearing, negotiable certificates issued by banks or savings and loan associations against funds deposited in the issuing institution.

       TIME DEPOSITS.  Time deposits are deposits in a bank or other financial
       -------------
institution for a specified period of time at a fixed interest rate for which a negotiable certificate is not received.

       BANKER'S ACCEPTANCES.  A banker's acceptance is a time draft drawn on a
       --------------------
commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer, or storage of goods). The borrower, as well as the bank, is liable for payment, and the bank unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity.

       COMMERCIAL PAPER.  Commercial paper refers to short-term, unsecured
       ----------------
promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months.

       CORPORATE DEBT SECURITIES.  Corporate debt securities with a remaining
       -------------------------
maturity of less than one year tend to become liquid and can sometimes be traded as money market securities.

       UNITED STATES GOVERNMENT OBLIGATIONS. Securities issued or guaranteed as
       ------------------------------------
to principal and interest by the United States government include a variety of Treasury securities, which differ only in their interest rates, maturities, and times of issuance. Treasury bills have a maturity of one year or less. Treasury notes have maturities of one to seven years, and Treasury bonds generally have a maturity of greater than five years.

       Agencies of the United States government which issue or guarantee obligations include, among others, export-import banks of the United States, Farmers' Home Administration, Federal Housing Administration, Government National Mortgage Association, Maritime Administration, Small Business Administration, the Defense Security Assistance Agency of the Department of Defense, and the Tennessee Valley Authority. Obligations of instrumentalities of the United States government include securities issued or guaranteed by, among others, the Federal National Mortgage Associates, Federal Intermediate Credit Banks, Banks for Cooperatives, and the United States Postal Service. Some of the securities are supported by the full faith and credit of the United States government; others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality.

       INVESTMENT RESTRICTIONS.  The Fund's fundamental policies as they affect
       -----------------------
a Portfolio cannot be changed without the approval of a vote of a majority of the outstanding securities of such Portfolio. A proposed change in fundamental policy or investment objective will be deemed to have been effectively acted upon with respect to any Portfolio if a majority of the outstanding voting securities of that Portfolio votes for the matter. Such a majority is defined as the lesser of (a) 67% or more of the voting shares of the Fund present at a meeting of shareholders of the Portfolio, if the holders of more than 50% of the outstanding shares of the Portfolio are present or represented by proxy or (b) more than 50% of the outstanding shares of the Portfolio. For purposes of the following restrictions and those contained in the Prospectus: (i) all percentage limitations apply immediately after a purchase or initial investment; and (ii) any subsequent change in any applicable percentage resulting from market fluctuations or other changes in the amount of total assets does not require elimination of any security from the Portfolio.

       The following investment restrictions are fundamental policies of the Fund with respect to all Portfolios (unless otherwise specified below) and may not be changed except as described above. The Fund may not:

       1.  Purchase any securities or other property on margin; provided,
                                                                --------
however, that the Fund may obtain short-term credit as may be necessary for the
-------
clearance of purchases and sales of securities.

       2. Make cash loans, except that the Fund may purchase bonds, notes, debentures, or similar obligations which are customarily purchased by institutional investors whether publicly distributed or not.

       3. Make securities loans, except that the Fund may make loans of the portfolio securities of any Portfolio, provided that the market value of the securities subject to any such loans does not exceed 33-1/3% of the value of the total assets (taken at market value) of such Portfolio.

       4. Make investments in real estate or commodities or commodity contracts, including futures contracts, although the Fund may purchase securities of issuers which deal in real estate or commodities although this is not a primary objective of the Portfolio.

       5. Invest in oil, gas, or other mineral exploration or development programs, although the Fund may purchase securities of issuers which engage in whole or in part in such activities.

       6. Purchase securities of companies for the purpose of exercising management or control.

       7. Participate in a joint or joint and several trading account in securities.

       8. Issue senior securities or borrow money, except that the Fund may (i) borrow money only from banks for any Portfolio for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests, that might otherwise require the untimely disposition of securities, provided that any such borrowing does not exceed 10% of the value of the total assets (taken at market value) of such Portfolio, and (ii) borrow money only from banks for any Portfolio for investment purposes, provided that (a) after each such borrowing, when added to any borrowing described in clause (i) of this paragraph, there is an asset coverage of at least 300% as defined in the Investment Company Act of 1940, and (b) is subject to an agreement by the lender that any recourse is limited to the assets of that Portfolio with respect to which the borrowing has been made. No Portfolio may invest in portfolio securities while the amount of borrowing of the Portfolio exceeds 5% of the total assets of such Portfolio.

       9. Pledge, mortgage, or hypothecate the assets of any Portfolio to an extent greater than 10% of the total assets of such Portfolio to secure borrowings made pursuant to the provisions of Item 8 above.

       10. Purchase for any Portfolio "restricted securities" (as defined in Rule 144(a)(3) of the Securities Act of 1933), if, as a result of such purchase, more than 10% of the net assets (taken at market value) of such Portfolio would then be invested in such securities nor will the Fund invest in illiquid or unseasoned securities if as a result of such purchase more than 5% of the net assets of such portfolio would be invested in either illiquid or unseasoned securities.

       11. Invest more than 10% of the Aggressive Growth Portfolio's assets in the stock of any single issuer or more than 25% of the Aggressive Growth Portfolio's assets in a single industry.

       If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values of portfolio securities or amount of net assets shall not be considered a violation of the restrictions, except as to the 5%, 10% and 300% percentage restrictions on borrowing specified in Restriction Number 8 above.

       PORTFOLIO TURNOVER.  Each Portfolio has a different expected annual rate
       ------------------
of portfolio turnover which is calculated by dividing the lesser of purchases or sales of portfolio securities during the fiscal year by the monthly average of the value of the Portfolio's securities (excluding from the computation all securities, including options, with maturities at the time of acquisition of one year or less). A high rate of portfolio turnover generally involves correspondingly greater expenses to the Portfolio, including brokerage commission expenses, dealer mark-ups, and other transaction costs on the sale of securities, which must be borne directly by the Portfolio. Turnover rates may vary greatly from year to year as well as within a particular year and may also be affected by cash requirements for redemptions of each Portfolio's shares and by requirements which enable the Fund to receive certain favorable tax treatment. Because the Aggressive Growth Portfolio is a new fund portfolio with no operating history, no actual turnover rate can be given at this time. The Fund will attempt to limit the annual portfolio turnover rate to 300% or less, however this rate may be exceeded if in the Investment Adviser's discretion securities are or should be sold or purchased in order to attempt to increase the Portfolio's performance. In Wisconsin an annual portfolio turnover rate of 300% or more is considered a speculative activity and under Wisconsin statutes could involve relatively greater risks or costs to the Fund.


                       TRUSTEES AND OFFICERS OF THE FUND

       The following information, as of October 17, 1995, is provided with respect to each director and officer of the Fund:

                           POSITION(S) HELD WITH REGISTRANT       PRINCIPAL OCCUPATION(S) DURING
NAME AND ADDRESS                   AND ITS AFFILIATES                      PAST FIVE YEARS
----------------           --------------------------------       ------------------------------
Louis Navellier/1/         Trustee, President and Treasurer      Mr. Navellier is and has been the
920 Incline Way            of The Navellier Series Fund.         CEO and President of Navellier
Building 1                 Mr. Navellier is also the CEO,        & Associates Inc., an investment
Incline Village            President, Secretary, and             management company since 1988;
NV 89450                   Treasurer of Navellier Manage-        CEO and President of Navellier
                           ment, Inc., a Delaware corpora-       Management, Inc., an investment
                           tion which is the Investment          management company since May
                           Adviser to the Fund.  Mr.             10, 1993; CEO and President of
                           Navellier is also CEO, President,     Navellier International Manage-
                           Secretary, and Treasurer of           ment, Inc., an investment manage-
                           Navellier Securities Corp., the       ment company, since May 10,
                           principal underwriter of the          1993; CEO and President of
                           Fund's shares.                        Navellier Securities Corp. since
                                                                 May 10, 1993; CEO and President
                                                                 of Navellier Fund Management,
                                                                 Inc., an investment management
                                                                 company, since November 30,
                                                                 1995; and has been publisher and
                                                                 editor of MPT Review from August
                                                                 1987 to the present and was pub-
                                                                 lisher and editor of the predecessor
                                                                 investment advisory newsletter OTC
                                                                 Insight, which he began in 1980
                                                                 and wrote through July 1987.

                           POSITION(S) HELD WITH REGISTRANT      PRINCIPAL OCCUPATION(S) DURING
NAME AND ADDRESS                   AND ITS AFFILIATES                   PAST FIVE YEARS
----------------           --------------------------------      ------------------------------
Arnold Langsen/2/          None (however, Professor              Professor Langsen was Professor
The Langsen Group,         Langsen is the President and a        Emeritus of Financial Economics,
Inc. of California         shareholder of The Langsen            School of Business, California State
637 Silver Lake Dr.        Group, Inc. of California, which      University at Hayward (1973-1992);
Danville, CA 94526         corporation provides consulting       Visiting Professor, Financial
                           services to Navellier & Associates    Economics, University of California
                           Inc.)                                 at Berkeley (1984-1987).

Barry Sander               None                                  Currently the President and CEO of
695 Mistletoe Rd., #2                                            Ursa Major Inc., a stencil manufac-
Ashland, OR 97520                                                turing firm and has been for the
                                                                 past eight years.


Joel Rossman               None                                  Currently President and CEO of
Personal Stamp                                                   Personal Stamp Exchange, Inc., a
Exchange, Inc.                                                   manufacturer, designer and distri-
345 S. McDowell                                                  butor of rubber stamp products.  He
Blvd., Suite 324                                                 has been President and CEO of
Petaluma, CA 94954                                               Personal Stamp Exchange for the
                                                                 past 10 years.

Jacques Delacroix          None                                  Professor of Business Administra-
------------------------                                         tion, Leavy School of Business,
University of Santa                                              Santa Clara University (1983-
Clara                                                            present).
------------------------
Santa Clara, CA
------------------------
------------------------------------------------------------------------------------------------------

/1/ This person is an interested person affiliated with the Investment Advisor.

/2/ This person, although technically not an interested person affiliated with the Investment Advisor, does own a company which provides consulting services to Navellier & Associates Inc., a company owned by Louis Navellier.


                                    OFFICERS

       The officers of the Fund are affiliated with the Investment Adviser and receive no salary or fee from the Fund. The Fund's disinterested Trustees are each compensated by the Fund with an annual fee, payable quarterly (calculated at an annualized rate), of $7,500. The Trustees' fees may be adjusted according to increased responsibilities if the Fund's assets exceed one billion dollars. In addition, each disinterested Trustee receives reimbursement for actual expenses of attendance at Board of Trustees meetings.

       The Fund does not expect, in its current fiscal year, to pay aggregate remuneration in excess of $60,000 for services in all capacities to any (a) Trustee, (b) officer, (c) affiliated person of the Fund (other than the Investment Adviser), (d) affiliated person of an affiliate or principal underwriter of the Fund, or (e) all Trustees and officers of the Fund as a group.

       The Board of Trustees is permitted by the Fund's By-Laws to appoint an advisory committee which shall be composed of persons who do not serve the Fund in any other capacity and which shall have no power to dictate corporate operations or to determine the investments of the Fund. The Fund currently has no advisory committee.

              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

       On October 17, 1995, in order to fulfill the requirements of Section 14(a)(1) of the Investment Company Act of 1940, one hundred percent (100%) of the issued and outstanding shares of the only existing Portfolio of the Fund was purchased by Louis Navellier under a subscription agreement dated October 17, 1995. Such subscription for acquisition was made for an aggregate of $100,000 allocated 100% for the Navellier Aggressive Growth Portfolio (to purchase 10,000 shares).


                      THE INVESTMENT ADVISER, DISTRIBUTOR,
                          CUSTODIAN AND TRANSFER AGENT

       (A)  THE INVESTMENT ADVISER
            ----------------------

       The offices of the Investment Adviser (Navellier Management, Inc.) are located at 920 Incline Way, Building 1, Incline Village, Nevada 89450. The Investment Adviser began operation in May 1993 and only advises this Fund and The Navellier Series Fund.

            (i) The following individuals own the enumerated shares of outstanding stock of the Investment Adviser and, as a result, maintain control over the Investment Adviser:

                          Shares of Outstanding Stock       Percentage of
Name                      of the Investment Adviser         Outstanding Shares
----                      ---------------------------       ------------------

Louis G. Navellier                   1,000                         100%

            (ii) The following individuals are affiliated with the Fund, the Investment Adviser, and the Distributor in the following capacities:

Name                      Position
----                      --------

Louis G. Navellier        Trustee, President, and Treasurer of The Navellier
                          Series Fund; Director, CEO, President, Secretary, and
                          Treasurer of Navellier Management, Inc.,; Director,
                          President, CEO, Secretary, and Treasurer of Navellier
                          Securities Corp.

Alan Alpers               Trustee and Secretary of The Navellier Series Fund,
                          Portfolio Manager of the Aggressive Growth Fund
                          Portfolio and the Navellier Aggressive Small Cap
                          Equity Portfolio of the Navellier Series Fund.

            (iii) The management fee payable to the Investment Adviser under the terms of the Investment Advisory Agreement (the "Advisory Agreement") between the Investment Adviser and the Fund is payable monthly and is based upon 1.25% of each Portfolio's average daily net assets. The Investment Adviser has the right, but not the obligation, to waive any portion or all of its management fee, from time to time.

                 Expenses not expressly assumed by the Investment Adviser under the Advisory Agreement are paid by the Fund. The Advisory Agreement lists examples of expenses paid by the Fund for the account of the applicable Portfolio, the major categories of which relate to taxes, fees to Trustees, legal, accounting, and audit expenses, custodian and transfer agent expenses, certain printing and registration costs, and non-recurring expenses, including litigation.

                 In the event that the annual operating expenses of any Portfolio, including amounts payable to the Investment Adviser, paid or payable by such Portfolio for any fiscal year, exceed the expense limitations applicable to the Portfolio imposed by state securities laws or regulations thereunder, as such limitations may be adjusted from time to time, the Investment Adviser shall reduce its management fee to the extent of such excess and, if required, pursuant to any such laws or regulations (unless otherwise waived), will reimburse the applicable Portfolio for annual operating expenses in excess of any such expense limitation. Presently, California has the most restrictive state expense limitations applicable to the Fund. Generally, these limitations provide that the Fund's aggregate annual expenses shall not normally exceed 2-1/2% of the first $30 million of average net assets, 2% of the next $70 million of average net assets, and 1-1/2% of the remaining average net assets of the Fund for any fiscal year.

                 The Advisory Agreement provides that the Investment Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund or its investors except for losses (i) resulting from the willful misfeasance, bad faith, or gross negligence on its part, (ii) resulting from reckless disregard by it of its obligations and duties under the Advisory Agreement, or (iii) a loss for which the Investment Adviser would not be permitted to be indemnified under the Federal Securities laws.

                 (iv) Pursuant to an Administrative Services Agreement, the Investment Adviser receives an annual fee of .25% of the value of the assets under management and provides or is responsible for the provision of certain administrative services to the Fund, including, among others, the preparation and maintenance of certain books and records required to be maintained by the Fund under the Investment Company Act of 1940. The Administrative Services Agreement permits the Investment Adviser to contract out for all of its duties thereunder; however, in the event of such contracting, the Investment Adviser remains responsible for the performance of its obligations under the Administrative Services Agreement. The Investment Adviser has entered into an agreement with Rushmore Trust and Savings, FSB, to perform, in addition to custodian and transfer agent services, some or all administrative services and may contract in the future with other persons or entities to perform some or all of its administrative services.

                 In exchange for its services under the Administrative Services Agreement, the Fund reimburses the Investment Adviser for certain expenses incurred by the Investment Adviser in connection therewith. The agreement also allows Investment Adviser to pay to its delegate part or all of such fees and reimbursable expense payments incurred by it or its delegate.

                 The Investment Adviser Agreement permits the Investment Adviser to act as investment adviser for any other person, firm, or corporation, and designates the Investment Adviser as the owner of the name "Navellier" or any use or derivation of the word Navellier. If the Investment Adviser shall no longer act as investment adviser to the Fund, the right of the Fund to use the name "Navellier" as part of its title may, solely at the Investment Adviser's option, be withdrawn.

                 The Investment Adviser is advancing the Fund's organizational expenses which have been estimated to be $150,000. The Fund has agreed to reimburse the Investment Adviser for the organizational and other expenses it advances, without interest, on a date or dates to be chosen at the sole discretion of Navellier Management, Inc., at any time after
       (i) the Fund has $20 million in total net assets or is breaking even or making a profit, whichever first occurs. In the event that the total net assets of the Fund does not attain the foregoing levels before the end of five years, the unreimbursed portion of such expenses shall become fully payable at the end of the fifth year. No Portfolio shall be responsible for the reimbursement of more than its proportionate share of expenses.

       (B)  THE DISTRIBUTOR
            ---------------

       The Fund's Distributor is Navellier Securities Corp., a Delaware Corporation organized and incorporated on May 10, 1993. Navellier Securities Corp. is registered as a broker-dealer with the Securities Exchange Commission and National Association of Securities Dealers and the various states in which this Fund's securities will be offered for sale and will be registered with such agencies and governments before any Fund shares are sold. The Fund's shares will be continuously distributed by Navellier Securities Corp. (the "Distributor") located at 920 Incline Way, Building 1, Incline Village,
Nevada, 89450, pursuant to a Distribution Agreement, dated October 17, 1995. The Distribution Agreement obligates the Distributor to pay certain expenses in connection with the offering of the shares of the Fund. The Distributor is responsible for any payments made to its registered representatives as well as the cost in excess of the 12b-1 fee (discussed below under "Distribution Plan") of printing and mailing Prospectuses to potential investors and of any advertising incurred by it in connection with the distribution of shares of the Fund.

DISTRIBUTION PLAN. The Fund has adopted a Plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan"), whereby it reimburses Distributor or others in an amount equal to 0.25% per annum of the average daily net assets of the Aggressive Growth Portfolio or any subsequent applicable Portfolio of the Fund for expenses incurred by such parties for the promotion and distribution of the shares of such Portfolio of the Fund, including, but not limited to, the printing of prospectuses, statements of additional information and reports used for sales purposes, expenses (including personnel of Distributor) of preparation of sales literature and related expenses, advertisements and other distribution-related expenses, including a prorated portion of Distributor's overhead expenses attributable to the distribution of such Portfolio Fund shares. Such payments are made monthly. In addition, pursuant to the Plan, the Fund may pay Distributor or others a service fee to reimburse such parties for personal services provided to shareholders of the Fund and/or the maintenance of shareholder accounts. The total amount of service fees paid by the Fund and 12b-1 promotional fees shall not exceed 0.25% per year of the average daily net assets of the Fund Portfolio. Such payments are made pursuant to distribution and/or service agreements entered into between such service providers and Distributor or the Fund directly. The maximum amount which the Fund may pay for the promotion and distribution of shares, including service fees, is 0.25% per year of the average daily net assets of the applicable Fund Portfolio. Payments in excess of reimbursable expenses under the plan in any year must be refunded. Further expenses of Distributor other than for service fees in excess of 0.25% per year of the Fund's average net assets that otherwise qualify for payment may not be carried forward into successive annual periods. The Plan also covers payments by certain parties to the extent such payments are deemed to be for the financing of any activity primarily intended to result in the sale of shares issued by the Fund within the context of rule 12b-1. The payments under this Plan are included in the maximum operating expenses which may be borne by the Fund.

       Since the Fund is a newly organized investment company, the Distributor received no fees or underwriting commissions from the Fund last year.

       (C) THE CUSTODIAN AND TRANSFER AGENT
           --------------------------------

       Rushmore Trust and Savings, FSB, 4922 Fairmont Avenue, Bethesda, Maryland 20814, serves as the custodian of the Fund's portfolio securities and as the Fund's transfer agent and, in those capacities, maintains certain accounting and other records of the Fund and processes requests for the purchase or the redemption of shares, maintains records of ownership for shareholders, and performs certain other shareholder and administrative services on behalf of the Fund.

       (D) LEGAL COUNSEL
           -------------

       The Law Offices of Samuel Kornhauser is legal counsel to the Fund, to the Investment Advisor and to the Distributor.


                    BROKERAGE ALLOCATION AND OTHER PRACTICES

       In effecting portfolio transactions for the Fund, the Investment Adviser adheres to the Fund's policy of seeking best execution and price, determined as described below, except to the extent it is permitted to pay higher brokerage commissions for "brokerage and research services," as defined herein. The Investment Adviser may cause the Fund to pay a broker or dealer an amount of commission for effecting a securities transaction in excess of the amount of commission which another broker or dealer would have charged for effecting the transaction if the Investment Adviser determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker or dealer or that any offset of direct expenses of a Portfolio yields the best net price. As provided in Section 28(e) of the Securities Exchange Act of 1934, "brokerage and research services" include giving advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities; furnishing analysis and reports concerning issuers, industries, economic facts and trends, portfolio strategy and the performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Brokerage and research services provided by brokers to the Fund or to the Investment Adviser are considered to be in addition to and not in lieu of services required to be performed by the Investment Adviser under its contract with the Fund and may benefit both the Fund and other clients of the Investment Adviser or customers of or affiliates of the Investment Advisor. Conversely, brokerage and research services provided by brokers to other clients of the Investment Adviser or its affiliates may benefit the Fund.

       If the securities in which a particular Portfolio of the Fund invests are traded primarily in the over-the-counter market, where possible, the Fund will deal directly with the dealers who make a market in the securities involved unless better prices and execution are available elsewhere. Such dealers usually act as principals for their own account. On occasion, securities may be purchased directly from the issuer. Bonds and money market instruments are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes.

       The determination of what may constitute best execution and price in the execution of a securities transaction by a broker involves a number of considerations including, without limitation, the overall direct net economic result to the Fund (involving both price paid or received and any net commissions and other costs paid), the efficiency with which the transaction is effected, the ability to effect the transaction at all where a large block is involved, the availability of the broker to stand ready to execute possibly difficult transactions in the future, and the financial strength and stability of the broker. Such considerations are judgmental and are weighed by the Investment Adviser in determining the overall reasonableness of brokerage commissions paid by the Fund. Some portfolio transactions are subject to the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to obtaining best prices and executions, effected through dealers who sell shares of the Fund.

       The Board of Trustees of the Fund will periodically review the performance of the Investment Adviser of its respective responsibilities in connection with the placement of portfolio transactions on behalf of the Fund and review the commissions paid by the Fund over representative periods of time to determine if they are reasonable in relation to the benefits to the Fund.

       The Board of Trustees will periodically review whether the recapture for the benefit of the Fund of some portion of the brokerage commissions or similar fees paid by the Fund on portfolio transactions is legally permissible and advisable. At present, no recapture arrangements are in effect. The Board of Trustees will review whether recapture opportunities are available and are legally permissible, and, if so, will determine, in the exercise of their business judgment, whether it would be advisable for the Fund to seek such recapture.

                       CAPITAL STOCK AND OTHER SECURITIES

       The rights and preferences attached to the shares of each Portfolio are described in the Prospectus. (See "Description of Shares".) The Investment Company Act of 1940 requires that where more than one class or series of shares exists, each class or series must be preferred over all other classes or series in respect of assets specifically allocated to such class or series. Rule 18f-2 under the Act provides that any matter required to be submitted by the provisions of the Investment Company Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company such as the Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each class or series affected by such matter. Rule 18f-2 further provides that a class or series shall be deemed to be affected by a matter unless the interests of each class or series in the matter are substantially identical or that the matter does not affect any interest of such class or series. However, the Rule exempts the selection of independent public accountants, the approval of principal distribution contracts, and the election of Trustees from the separate voting requirements of the Rule.


                  PURCHASE, REDEMPTION, AND PRICING OF SHARES

       REDEMPTION OF SHARES.  The Prospectus, under "Redemption of Shares"
       --------------------
describes the requirements and methods available for effecting redemption. The Fund may suspend the right of redemption or delay payment more than seven days
(a) during any period when the New York Stock Exchange or any other applicable exchange, is closed (other than a customary weekend and holiday closing), (b) when trading on the New York Stock Exchange, or any other applicable exchange, is restricted, or an emergency exists as determined by the Securities and Exchange Commission ("SEC") or the Fund so that disposal of the Fund's investments or a fair determination of the net asset values of the Portfolios is not reasonably practicable, or (c) for such other periods as the SEC by order may permit for protection of the Portfolio's shareholders.

       The Fund normally redeems shares for cash. However, the Board of Trustees can determine that conditions exist making cash payments undesirable. If they should so determine, redemption payments could be made in securities valued at the value used in determining net asset value. There may be brokerage and other costs incurred by the redeeming shareholder in selling such securities.

       DETERMINATION OF NET ASSET VALUE.  As described in the Prospectus under
       --------------------------------
"Purchase and Pricing of Shares - Valuation of Shares," the net asset value of shares of each Portfolio of the Fund is determined once daily as of 4 p.m. New York time on each day during which the New York Stock Exchange, or other applicable exchange, is open for trading. The New York Stock Exchange is scheduled to be closed for trading on the following days: New Year's Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. The Board of Trustees of the Exchange reserves the right to change this schedule. In the event that the New York Stock Exchange or the national securities exchanges on which small cap equities are traded adopt different trading hours on either a permanent or temporary basis, the Board of Trustees of the Fund will reconsider the time at which net asset value is to be computed.

       VALUATION OF ASSETS.  In determining the value of the assets of any
       -------------------
Portfolio of the Fund, the securities for which market quotations are readily available are valued at market value, which is currently determined using the last reported sale price, or, if no sales are reported - as is the case with many securities traded over-the-counter - the last reported bid price. Debt securities (other than short-term obligations, which are valued on the basis of amortized cost) are normally valued on the basis of valuations provided by a pricing service when such prices are believed to reflect the fair value of such securities. Prices provided by a pricing service may be determined without exclusive reliance on quoted prices and take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality of issue, trading characteristics, and other market data. All other securities and assets are valued at their fair value as determined in good faith by the Board of Trustees, although the actual calculations may be made by persons acting pursuant to the direction of the Board of Trustees.


                                     TAXES

       In the case of a "series fund" (that is, a regulated investment company having more than one segregated portfolio of investments the beneficial interests in which are owned by the holders of a separate series of stock), each investment portfolio is treated as a separate corporation for federal income tax purposes. The Fund will be deemed a series fund for this purpose and, thus, each Portfolio will be deemed a separate corporation for such purpose.

       Each Portfolio of the Fund intends to qualify as a regulated investment company for federal income tax purposes. Such qualification requires, among other things, that each Portfolio (a) make a timely election to be a regulated investment company, (b) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities (including options and futures) or foreign currencies, (c) derive less than 30% of its gross income from the sale or other disposition within three months of purchase of (i) stock or securities,
(ii) options, futures, or forward contracts (other than options, futures, or forward contracts on foreign currencies), or (iii) foreign currencies or options, futures, or forward contracts on foreign currencies that are not directly related to its principal business of investing in stocks or securities (or options and futures with respect to stocks or securities), and (d) diversify its holdings so that at the end of each fiscal quarter (i) 50% of the market value of its assets is represented by cash, government securities, securities of other regulated investment companies, and securities of one or more other issuers (to the extent the value of the securities of any one such issuer owned by the Portfolio does not exceed 5% of the value of its total assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities (other than government securities and securities of other regulated investment companies) of any one industry. These requirements may limit the ability of the Portfolios to engage in transactions involving options and futures contracts.

       If each Portfolio qualifies as a regulated investment company, it will not be subject to federal income tax on its "investment company taxable income" (calculated by excluding the amount of its net capital gain, if any, and by excluding the dividends-received and net operating loss deductions) or "net capital gain" (the excess of its long-term capital gain over its net short-term capital loss) which is distributed to shareholders. In determining taxable income, however, a regulated investment company holding stock on the record date for a dividend is required to include the dividend in income on the later of the ex-dividend date or the date of acquisition.

       Dividends paid out of net investment income and net short-term capital gains of a Portfolio will be taxable to shareholders as ordinary income regardless of whether such distributions are reinvested in additional shares or paid in cash. If a portion of a Portfolio's net investment income is derived from dividends from domestic corporations, a corresponding portion of the dividends paid out of such income may be eligible for the dividends-received deduction. Corporate shareholders will be informed as to the portion, if any, of dividends received by them which will qualify for the dividends-received deduction.

       Dividends paid out of the net capital gain of a Portfolio that are designated as capital gain dividends by the Fund will be taxable to shareholders as long-term capital gains regardless of how long the shareholders have held their shares. Such dividends will not be eligible for the dividends-received deduction. If shares of the Fund to which such capital gains dividends are attributable are held by a shareholder for less than 31 days and there is a loss on the sale or exchange of such shares, then the loss, to the extent of the capital gain dividend or undistributed capital gain, is treated as a long-term capital loss.

       All distributions, whether received in shares or cash, must be reported by each shareholder on his federal income tax return. Taxable dividends declared in October, November, or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been paid by the Fund and received by such shareholders on December 31 of the year if such dividend is actually paid by the Fund during January of the following year.

       Any dividends paid shortly after a purchase by an investor may have the effect of reducing the per share net asset value of the investor's shares by the per share amount of the dividends. Furthermore, such dividends, although in effect a return of capital, are subject to federal income taxes. Therefore, prior to purchasing shares of the Fund, the investor should carefully consider the impact of dividends, including capital gains distributions, which are expected to be or have been announced.

       The redemption of all or part of the shares of a series held by any shareholder will generally be treated as a sale or exchange unless the redemption fails to substantially reduce the shareholder's percentage ownership interest in the related Portfolio (determined for this purpose using certain specific rules of constructive ownership). Any redemption that does not substantially reduce a shareholder's percentage ownership interest in a Portfolio may be treated as a dividend.

       If a redemption is treated as a sale or exchange, the shareholder will generally recognize gain or loss measured by the difference between the redemption price and the basis of the shares. This gain will generally be treated as capital gain (long-term or short-term, depending upon the shareholder's holding period for the redeemed shares).

       The exchange of the shares in one Portfolio for shares in another Portfolio will be treated as a taxable exchange for federal income tax purposes. If the exchange occurs within 90 days of the acquisition of the original shares, however, the shareholder's basis in the original shares will not include the sales charge, if any, to the extent such charge does not exceed the amount that would have been charged on the acquisition of the second-acquired shares if such shares were acquired directly. To the extent that the sales charge, if any, paid upon acquisition of the original shares is not taken into account in determining the shareholder's gain or loss from the disposition of the original shares, it is added to the basis of the newly acquired shares.

       On or before January 31 of each year, the Fund will issue to each person who was a shareholder at any time in the prior year a statement of the federal income tax status of all distributions made to such shareholder.

       Shareholders who fail to provide correct taxpayer identification numbers or fail to certify as to no loss of exemption from backup withholding or otherwise fail to comply with applicable requirements of the law relating to backup withholding will be subject to backup withholding with respect to dividends at the rate of 31% unless they are corporations or come within other exempt categories. Any amounts paid as backup withholding will be creditable against the federal income tax liabilities of the affected shareholders. All shareholders should consult their own tax advisers with regard to the tax consequences applicable to their respective investments in the Fund.

       The foregoing discussion relates solely to United States federal income tax laws as applicable to United States persons (that is, citizens and residents of the United States and domestic corporations, partnerships, trusts, and estates). Each shareholder who is not a United States person should consult his tax adviser regarding the United States and non-United States tax consequences of ownership of shares, including the possibility that distributions by the Fund may be subject to a United States withholding tax at the rate of 30% (or at a lower rate under an applicable United States income tax treaty).

       Each Portfolio will be subject to a nondeductible excise tax for any year equal to 4% of the "required distribution" for the year over the "distributed amount" for the year. For this purpose, the term "required distribution" means, with respect to any year, the sum of (a) 98% of the Portfolio's "ordinary income" (that is, its taxable income determined by excluding its net capital gain, if any, by disallowing the dividends-received and net operating loss deductions, and by not taking into account any capital gain or loss), (b) 98% of its net capital gain income (that is, the excess of capital gains over capital losses) for the one-year period ending on December 31 of the year, and (c) the "prior year shortfall" (that is, the excess, if any, of the "grossed-up required distribution" for the prior year over the "distributed amount" for such year). For this purpose, the term "grossed-up required distribution" means, with respect to any year, the required distribution for the year (determined by including 100% of the Portfolio's ordinary income and capital gain net income) and the term "distributed amount" means, with respect to any year, the sum of
(a) the amount of dividends-paid or deemed paid during the year, (b) any amount on which the Portfolio is required to pay corporate tax for the year, and (c) the excess, if any, of the distributed amount for the prior year over the required distribution for such year.

       The individual Portfolios will not be subject to tax in Delaware for any year in which they each qualify as a regulated investment company. They may, however, be subject to such tax for any year in which they do not so qualify and may be subject to tax in certain other states where they are deemed to be doing business. Moreover, distributions may be subject to state and local taxes. In those states which have income tax laws, the tax treatment of such Portfolios and the tax treatment of shareholders with respect to distributions may be different from the federal income tax treatment of such persons.


                                  UNDERWRITERS

       The Fund's shares will be continuously distributed through Navellier Securities Corp. (the "Distributor") located at 920 Incline Way, Building No. 1, Incline Village, Nevada 89450, pursuant to a distribution agreement dated October 17, 1995. The Distributor has a one and a half year business history but no history of selling this Fund's shares.

       The Distributor acts as the sole principal underwriter of the Fund's shares. Through a network established by the Distributor, the Fund's shares may also be sold through selected investment brokers and dealers. For a description of the Distributor's obligations to distribute the Fund's securities, see "The Investment Adviser, Distributor, Custodian and Transfer Agent - Distributor."


                        CALCULATION OF PERFORMANCE DATA

       Performance information for each Portfolio may appear in advertisements, sales literature, or reports to shareholders or prospective shareholders. Performance information in advertisements and sales literature may be expressed as yield or total return on the applicable Portfolio.

       Quotations of yield for the applicable Portfolio will be based on all investment income per share earned during a particular 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income"), and are computed by dividing net investment income by the value of the Fund on the last day of the period, according to the following formula:

                                       a-b
                          YIELD = 2 [ [--- + 1] /6/-1 ]
                                        cd

       where a = dividends and interest earned, as calculated in accordance with the SEC's instructions, during the period by the Portfolio

             b = expenses accrued for the period (net of any reimbursements) c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and

             d = the maximum offering price per share on the last day of the period

       The average annual total return on such Portfolios represents an annualization of each Portfolio's total return ("T" in the formula below) over a particular period and is computed by finding the current percentage rate which will result in the ending redeemable value ("ERV" in the formula below) of a $1,000 payment/*/ ("P" in the formula below) made at the beginning of a one-, five-, or ten-year period, or for the period from the date of commencement of the Portfolio's operation, if shorter ("n" in the formula below). The following formula will be used to compute the average annual total return for the
Portfolio:

                              P (1 + T) /N/ = ERV

       In addition to the foregoing, each Portfolio may advertise its total return over different periods of time by means of aggregate, average, year-by-year, or other types of total return figures.

       Since the Aggressive Growth Portfolio has not been in operation for a year, no performance figures for that Portfolio are included.

       Performance information for the Portfolios shall reflect only the performance of a hypothetical investment in the Portfolios during the particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the particular Portfolio, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

       Each Portfolio may, from time to time, include in advertisements containing total return the ranking of those performance figures relative to such figures for groups of mutual funds categorized by Lipper Analytical Services, or other services, as having the same investment objectives. The total return may also be used to compare the performance of the Portfolio against certain widely acknowledged outside standards or indices for stock and bond market performance. The Standard & Poor's Composite Index of 500 stocks ("S&P 500") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the New York Stock Exchange, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included.

As summarized in the Prospectus under the heading "Performance and Yield," the total return of each Portfolio may be quoted in advertisements and sales literature.

                         REPORT OF INDEPENDENT AUDITORS

                                    APPENDIX
                                    --------

A-1 AND P-1 COMMERCIAL PAPER RATINGS
------------------------------------

     Each of the Portfolios will invest only in commercial paper which, at the date of investment, is rated A-1 by Standard & Poor's Corporation ("S&P") or P-1 by Moody's Investors Services, Inc. ("Moody's"), or, if not rated, is issued or guaranteed by companies which at the date of investment have an outstanding debt issue rated AA or higher by Standard & Poor's or Aa or higher by Moody's.

     Commercial paper rated A-1 by S&P has the following characteristics: (1) liquidity ratios are adequate to meet cash requirements; (2) long-term senior debt is rated "A" or better; (3) the issuer has access to at least two additional channels of borrowing; (4) basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; (5) typically, the issuer's industry is well established and the issuer has a strong position within the industry; and (6) the reliability and quality of management are unquestioned.

     The rating P-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following:
(1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationship which exists with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

                                     PART C

                               OTHER INFORMATION


ITEM 24     FINANCIAL STATEMENTS AND EXHIBITS

       1.   FINANCIAL STATEMENTS:

            (a) N/A

            (b) Included in Part B of this Registration Statement:

                (i) Statement of Assets and Liabilities as of December __, 1995.

            (c) Included in Part C of this Registration Statement:  none

       All other statements and schedules have been omitted because they are not applicable or the information is shown in the Financial Statements or Financial Highlights or notes thereto.

       2.   EXHIBITS:
            Exhibit Number    Description
            --------------    -----------
                 1.1          Certificate of Trust of Registrant
                 1.2          Declaration of Trust of Registrant
                 2            By-Laws of Registrant
                 3            None
                 4            None
                 5            Investment Management Agreement between Registrant
                              and Navellier Management, Inc., dated October 17,
                              1995
                 6.1          Distribution Agreement dated October 17, 1995
                 6.2          Selected Dealer Agreement (specimen)
                 7            None
                 8.1          Administrative Services, Custodian, Transfer
                              Agreement with Rushmore Trust and Savings, FSB
                 8.2          Navellier Administrative Services Agreement
                 9.0          Trustee Indemnification Agreements
                 10           Opinion and Consent of Counsel
                 11           Consent of Independent Auditors
                 12           None
                 13           Subscription Agreement between The Navellier
                              Performance Funds and Louis Navellier, dated
                              October 17, 1995
                 13.1         Investment Adviser Operating Expense Reimbursement
                              Agreement
                 14           None
                 15           12b-1 Plan
                 16           N/A

ITEM 25  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

          (a) As is described in the Statement of Additional Information ("Control Persons and Principal Holders of Securities") the Fund was initially controlled by Louis Navellier, the sole stockholder, officer, and director of the Investment Adviser, who also serves as Trustee and in various officer positions with the Fund (as described more fully under "The Investment Adviser, Distributor, Custodian and Transfer Agent" in the Statement of Additional Information).

          (b) The Distributor Navellier Securities Corp. (incorporated under the laws of the State of Delaware) is wholly-owned by Louis G. Navellier, who is also a stockholder, director, and officer of the Investment Adviser and a Trustee and officer of the Fund.

ITEM 26  NUMBER OF HOLDERS OF SECURITIES

       The following table indicates the number of record holders of each class of securities of the Fund, as of October 17, 1995:

       Title of Class        Number of Record Holders
       --------------        ------------------------
       Common Stock          In fulfillment of the provisions of Section
                             14(a)(1) of the Investment Company Act, prior to
                             the effectiveness hereof (and prior to sales to any
                             other persons), Louis G. Navellier/1/ purchased and
                             became the holder of 100% of the issued and
                             outstanding shares of the first and so far only
                             portfolio of the series of Portfolios of the Fund.
                             The number and price of the shares so purchased are
                             described in the Statement of Additional
                             Information.

ITEM 27  INDEMNIFICATION

       The Fund shall indemnify each of its Trustees, officers, employees, and agents (including persons who serve at its request as directors, officers, or trustees of another organization in which it has any interest, as a shareholder, creditor, or otherwise) against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit, or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while in office or thereafter, by reason of his being or having been such a Trustee, officer, employee, or agent, except with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties; provided, however, that as to any matter disposed of by a compromise payment by such Person,

__________________________
/1/ This person is an interested person affiliated with the Investment Adviser.

pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless there has been a determination that such person did not engage in bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties involved in the conduct of his office by the court or other body approving the settlement or other disposition or by a reasonable determination, based upon review of readily available facts (as opposed to a full trial-type inquiry), that he did not engage in such conduct by written opinion from independent legal counsel approved by a majority of a quorum of trustees who are neither interested persons nor parties to the proceedings. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled; provided that no person may satisfy any right of indemnity or reimbursement granted herein or to which he may otherwise be entitled except out of the Fund Property. A majority of a quorum of disinterested non-party Trustees may make advance payments in connection with indemnification under this section, provided that the indemnified person shall have given a written undertaking adequately secured to reimburse the Fund in the event it is subsequently determined that he is not entitled to such indemnification, or a majority of a quorum of disinterested non-party Trustees or independent counsel determine, after a review of readily available facts, that the person seeking indemnification will probably be found to be entitled to indemnification.

       Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to the Trustees, officers, and controlling persons of the Fund pursuant to the provisions described under this Item 27, or otherwise, the Fund has been advised that, in the opinion of the SEC, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Fund of expenses incurred or paid by a Trustee, officer, or controlling person of the Fund in the successful defense of any action, suit, or proceeding) is asserted by such Trustee, officer, or controlling person in connection with the securities being registered, the Fund will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

       The Fund may purchase and maintain insurance on behalf of an officer, Trustee, employee, or agent protecting such person, to the full extent permitted by applicable law, from liability incurred by such person as officer, Trustee, employee, or agent of the Fund or arising from his activities in such capacity.

       Section 9 of the Distribution Agreement between the Fund and Navellier Securities Corp., provides for indemnification of the parties thereto under certain circumstances.

ITEM 28  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

       Set forth below is a description of any other business, profession, vocation, or employment of a substantial nature in which each investment adviser of the Fund and each director, officer, or partner of any such investment adviser, is or has been at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner, or trustee:


Name and Principal    Positions Held with Registrant       Principal Occupations During Past
Business Address      and Its Affiliates                   Two Years
----------------      ------------------                   ---------
Louis Navellier       Trustee, President, and              Mr. Navellier is and has been the
920 Incline Way       Treasurer of The Navellier           CEO and President of Navellier &
Incline Village       Series Fund.  Mr. Navellier is       Associates Inc., an investment
NV 89450              also the CEO, President,             management company since 1988;
                      Treasurer, and Secretary of          is and has been CEO and President
                      Navellier Management, Inc., a        of Navellier Management, Inc.; the
                      Delaware Corporation which is        Investment Advisor to this Fund
                      the Investment Adviser to the        and The Navellier Series Fund;
                      Fund.  Mr. Navellier is also         President and CEO of Navellier
                      CEO, President, Secretary, and       Securities Corp., the principal
                      Treasurer of Navellier &             Underwriter to this Fund and The
                      Associates Inc., Navellier           Navellier Series Fund; CEO and
                      Publications, Inc., MPT Review       President of Navellier Fund
                      Inc., and Navellier International    Management, Inc. and investment
                      Management, Inc.                     advisory company, since November
                                                           30, 1995; and has been publisher
                                                           and editor of MPT Review from
                                                           August 1987 to the present, and
                                                           was publisher and editor of the
                                                           predecessor investment advisory
                                                           newsletter OTC Insight, which he
                                                           began in 1980 and wrote through
                                                           July 1987.

ITEM 29  PRINCIPAL UNDERWRITERS

       (a) The Distributor does not currently act as principal underwriter, depositor, or investment adviser for any investment company other than the Fund and The Navellier Series Fund.

       (b) The following information is provided, as of the date hereof, with respect to each director, officer, or partner of each principal underwriter named in response to Item 21:

Name and Principal              Position and Offices       Positions and Offices
Business Address                with Underwriter           with Registrant
----------------                ----------------           ---------------
Louis Navellier                 CEO, President,            Trustee, President,
920 Incline Way                 Director, Treasurer,       CEO, Treasurer
Incline Village NV 89450        and Secretary


       (c) As of the date hereof, no principal underwriter who is not an affiliated person of the Fund has received any commissions or other compensation during the Fund's last fiscal year.

ITEM 30  LOCATION OF ACCOUNTS AND RECORDS

       All accounts, records, and other documents required to be maintained under Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained at the office of The Navellier Performance Funds located at 920 Incline Way, Building One, Incline Village, Nevada 89450, and the offices of the Fund's Custodian and Transfer agent at 4922 Fairmont Avenue, Bethesda, MD 20814.

ITEM 31  MANAGEMENT SERVICES

       Other than as set forth in Part A and Part B of this Registration Statement, the Fund is not a party to any management-related service contract.

ITEM 32  UNDERTAKINGS

       The Fund hereby undertakes to furnish each person to whom a prospectus is delivered a copy of the latest annual report to shareholders, upon request and without change.

       The Fund hereby undertakes that if it is requested by the holders of at least 10% of its outstanding shares to call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee, it will do so and will assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

                                   SIGNATURES

       Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Incline Village, and State of Nevada on the 7th day of November 1995.

                                          THE NAVELLIER PERFORMANCE FUNDS

                                              /s/ LOUIS NAVELLIER
                                          By: ___________________________
                                              Louis Navellier
                                              President and Trustee

       The Navellier Performance Funds, and each person whose signature appears below hereby constitutes and appoints Louis Navellier as such person's true and lawful attorney-in-fact, with full power to sign for such person and in such person's name, in the capacities indicated below, any and all amendments to this Registration Statement, hereby ratifying and confirming such person's signature as it may be signed by said attorney-in-fact to any and all amendments to said Registration Statement.

       Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons or their attorneys-in-fact pursuant to authorization given on October 17, 1995, in the capacities and on the date indicated:

/s/ LOUIS NAVELLIER
________________________  Trustee and President (Principal
Louis Navellier/1/        Executive Officer), Treasurer      December 7, 1995

/s/ ARNOLD LANGSEN
________________________  Trustee
Arnold Langsen/2/                                            December 7, 1995

/s/ BARRY SANDER
________________________  Trustee
Barry Sander                                                 December 7, 1995

/s/ JOEL ROSSMAN
________________________  Trustee
Joel Rossman                                                 December 7, 1995

/s/ JACQUES DELACROIX
________________________  Trustee
Jacques Delacroix                                            December 7, 1995
_________________________________
/1/  This person is an interested person affiliated with the Investment Advisor.

/2/ This person, although not an interested person affiliated with the Investment Advisor, does own a corporation which provides consulting services to Navellier & Associates Inc., a corporation owned by Louis Navellier.

                               POWER OF ATTORNEY

      KNOW ALL MEN BY THESE PRESENTS, that THE NAVELLIER PERFORMANCE FUNDS, a Delaware Business Trust (the "Trust"), and each of its undersigned officers and Trustees hereby nominate, constitute and appoint Louis Navellier his true and lawful attorney-in-fact and agent, for him and in his name, place and stead in any and all capacities, to make, execute and sign the original and all amendments to the Trust's Registration Statement on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940, and to file with the Securities and Exchange Commission and any other regulatory authority having jurisdiction over the offer and sale of shares of the Trust, such amendments, and any and all amendments and supplements thereto, and any and all exhibits and other documents requisite in connection therewith granting unto said attorney, full power and authority to do and perform each and every act necessary and/or appropriate as fully to all intents and purposes as the Trust and the undersigned officers and Trustees themselves might or could do.

      IN WITNESS WHEREOF, THE NAVELLIER PERFORMANCE FUNDS has caused this power of attorney to be executed in its name by its Chairman and attested by its Secretary, and the undersigned officers and Trustees have hereunto set their hands this 17th day of October 1995.

                                  THE NAVELLIER PERFORMANCE FUNDS

                                     /s/ Louis G. Navellier
                                  By:____________________________
                                     Louis G. Navellier

ATTEST:

/s/ Samuel Kornhauser
---------------------------
Samuel Kornhauser, Attorney

                                      /s/ Jacques Delacroix
                                      ____________________________
                                      Jacques Delacroix

                                      /s/ Barry Sander
                                      ____________________________
                                      Barry Sander

                                      /s/ Joel Rossman
                                      ____________________________
                                      Joel Rossman

                                      /s/ Arnold Langsen
                                      ____________________________
                                      Arnold Langsen

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                   *********

                                    EXHIBITS

                                       TO

                                   FORM N-1A

                             REGISTRATION STATEMENT

                                   UNDER THE

                         INVESTMENT COMPANY ACT OF 1940

                                   **********



                        THE NAVELLIER PERFORMANCE FUNDS
                            920 INCLINE WAY, BLDG. 1
                         INCLINE VILLAGE, NEVADA 89450

                               INDEX TO EXHIBITS

Exhibit                                                                   Sequentially
No.                              Description                              Numbered Page
-------   -----------------------------------------------------------     --------------
    1.0   None (Financial Statement)
    1.1   Certificate of Trust of Registrant                                    72
    1.2   Declaration of Trust of Registrant                                    75
    2     By-Laws of Registrant                                                126
    3     None
    4     None
    5     Investment Advisory Agreement between Registrant and                 137
          Navellier Management, Inc., dated October 17, 1995
    6.1   Distribution Agreement dated October 17, 1995                        144
    6.2   Selected Dealer Agreement (specimen)                                 155
    7     None
    8.1   Administrative Services Agreement between Registrant and             160
          Rushmore Trust and Savings, FSB
    8.2   Administrative Services Agreement between Registrant and             169
          Navellier Management, Inc., dated October 17, 1995
    9     Trustee Indemnification Agreements                                   175
    10    Opinion and Consent of Counsel                                       196
    11    Consent of Independent Auditors                                      198-A
    12    None
    13    Subscription Agreement between The Navellier Performance Funds       200
          and Louis Navellier dated October 17, 1995
    13.1  Investment Adviser Operating Expense Reimbursement Agreement         202
    14    None
    15    12b-1 Plan
    16    N/A                                                                  205